UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 98.4%
Asset Backed Securities - 2.6%
$1,050,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 0.313%, 02/15/2013	$1,046,326
45,625	Bombardier Capital Mortgage Securitization,
	Series 1998-A, Class A3, 6.23%, 04/15/2028	37,758
600,000	Chase Issuance Trust,
	Series 2005-A10, Class A10, 4.65%, 12/17/2012	623,680
136,256	CitiFinancial Mortgage Securities, Inc.,
	Series 2004-1, Class AF2, 2.645%, 04/25/2034	135,104
	Countrywide Asset-Backed Certificates:
1,362,775	Series 2006-S7, Class A2, 5.571%, 11/25/2035	447,608
278,766	Series 2005-13, Class AF2, 5.294%, 04/25/2036	275,331
2,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	1,831,222
2,495,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	1,235,067
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	695,970
762,161	Credit Based Asset Servicing and Securities,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	695,802
1,225,000	Discover Card Master Trust I,
	Series 2005-2, Class A, 0.273%, 04/17/2012	1,224,759
2,855,008	GMAC Mortgage Corporation Loan Trust,
	Series 2005-HE3, Class A2, 0.416%, 02/25/2036	937,503
	Green Tree Financial Corporation:
117,352	Series 1996-3, Class A5, 7.35%, 05/15/2027	115,979
53,522	Series 1998-2, Class A5, 6.24%, 12/01/2028	49,366
1,783,120	Series 1997-5, Class A6, 6.82%, 05/15/2029	1,734,774
600,492	Series 1998-3, Class A5, 6.22%, 03/01/2030	514,993
2,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,028,278
308,897	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	272,672
		12,902,192
Financial - 29.4%
2,500,000	Aegon NV,
	4.75%, 06/01/2013 f	2,509,130
1,000,000	Allstate Corporation Senior Notes,
	6.20%, 05/16/2014	1,103,157
3,330,000	American Express Centurion,
	0.325%, 07/13/2010	3,298,831
	American General Finance Corporation Notes:
1,099,000	8.45%, 10/15/2009	1,097,620
1,000,000	4.00%, 03/15/2011	860,701
1,000,000	Ameriprise Financial, Inc.,
	5.35%, 11/15/2010	1,018,336
1,460,000	Axa Financial, Inc.,
	7.75%, 08/01/2010	1,522,374
1,450,000	Bancwest Corporation Subordinated Notes,
	8.30%, 01/15/2011	1,483,335
	Bank of Ireland: f
500,000	0.663%, 12/18/2009	499,251
1,000,000	1.171%, 01/15/2010	992,676
1,000,000	Bank of Scotland PLC,
	0.374%, 12/08/2010 (Acquired 5/14/2009; Cost $946,174) * f	976,795
646,000	Bank One Corporation Subordinated Notes,
	10.00%, 08/15/2010	686,102
	Bank Tokyo - Mitsubishi UFJ Ltd.: f
250,000	8.40%, 04/15/2010	257,844
1,700,000	7.40%, 06/15/2011	1,862,566
251,000	Bank United Notes,
	8.00%, 03/15/2009 @	627
600,000	Barclays Bank PLC Senior Unsecured Notes,
	5.45%, 09/12/2012 f	644,769
2,750,000	Barclays Bank PLC Subordinated Notes,
	7.40%, 12/15/2009 f	2,778,330
1,000,000	Bear Stearns Cos., Inc.,
	7.625%, 12/07/2009	1,011,830
500,000	Charles Schwab Corporation Senior Notes,
	8.05%, 03/01/2010	514,602
	Cit Group, Inc. Senior Notes:
2,000,000	4.25%, 02/01/2010	1,441,932
700,000	4.75%, 12/15/2010	483,575
1,035,000	Citicorp,
	7.25%, 10/15/2011	1,098,483
	Citigroup, Inc.:
100,000	7.25%, 10/31/2010	102,876
1,200,000	6.50%, 01/18/2011	1,244,352
723,000	5.125%, 02/14/2011	736,970
1,388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 01/26/2006 and 05/31/2006;	1,273,189
	Cost $205,603 and $193,266, respectively) *
497,000	Deutsche Bank Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	524,070
	Export-Import Bank Korea Notes: f
850,000	4.625%, 03/16/2010	859,642
1,815,000	5.125%, 02/14/2011	1,871,779
3,440,000	Fifth Third Bank,
	4.20%, 02/23/2010	3,467,448
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 11/30/2009)	673,511
1,500,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027	1,360,578
1,500,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,471,093
4,750,000	First Tennessee Bank,
	0.59%, 02/14/2011	4,393,973
800,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 11/30/2009)	799,550
2,335,000	GE Global Insurance Holding Corp.,
	7.50%, 06/15/2010	2,411,913
	General Electric Capital Corporation Notes:
1,000,000	5.72%, 08/22/2011 (Callable 01/22/2010)	1,013,312
250,000	6.00%, 06/15/2012	267,756
1,000,000	1.158%, 11/01/2012	924,969
250,000	Genworth Global Funding Trust,
	5.125%, 03/15/2011	249,522
787,000	GMAC LLC,
	7.50%, 12/31/2013 (Acquired 09/08/2006 and 08/21/2007; Cost $578,375
	and $399,248, respectively) *	688,625
	Goldman Sachs Group, Inc.:
273,000	7.80%, 01/28/2010	279,317
1,440,000	6.875%, 01/15/2011	1,529,052
1,500,000	Goldman Sachs Group LP Senior Unsecured Notes,
	8.00%, 03/01/2013 (Acquired 04/16/2009 and 09/22/2009;	1,678,024
	Cost $1,024,241 and $564,635, respectively) *
1,000,000	Hartford Life Global Funding,
	0.609%, 01/17/2012	934,622
1,000,000	HSBC Finance Corporation Senior Unsecured Notes,
	0.38%, 03/12/2010	996,673
1,500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 11/30/2009) (Acquired 11/06/2007;	1,509,816
	Cost $1,550,137) *
	Huntington National Bank Notes:
1,000,000	4.375%, 01/15/2010	1,000,946
1,300,000	8.00%, 04/01/2010	1,303,693
2,000,000	ING SEC Life Institutional Fund Senior Unsecured Notes,
	0.699%, 01/15/2010	2,001,068
1,000,000	ING USA Global Funding Notes,
	0.44%, 10/01/2010	986,991
	Invesco Ltd.: f
1,515,000	5.625%, 04/17/2012	1,546,968
325,000	5.375%, 02/27/2013	326,809
500,000	J.P. Morgan Chase & Co. Senior Unsecured Notes,
	4.65%, 06/01/2014	521,493
2,246,000	Jackson National Life Global,
	5.125%, 02/10/2011 (Acquired 07/21/2009 and 09/21/2009;	2,276,680
	Cost $2,016,281 and $249,614, respectively) *
2,180,000	John Hancock Global Funding II,
	7.90%, 07/02/2010 (Acquired 02/24/2009 and 03/24/2009;	2,266,603
	Cost $2,043,063 and $177,838, respectively) *
2,000,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 05/26/2009; Cost $2,073,722) * f	2,207,238
2,980,000	Korea Development Bank Senior Unsecured Notes,
	4.625%, 09/16/2010 f	3,044,234
2,000,000	Landesbank Baden-Wurttemgerg,
	6.35%, 04/01/2012 f	2,162,502
2,500,000	Liberty Mutual Group,
	5.75%, 03/15/2014 (Acquired 09/03/2009; Cost $2,191,071) *	2,353,220
1,000,000	Lincoln National Corporation,
	0.719%, 03/12/2010	987,853
2,500,000	M&I Marshall & Ilsley Bank,
	0.754%, 06/16/2010	2,388,368
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026 (Callable 11/30/2009)	2,604,225
1,600,000	Met Life Global Funding I,
	2.875%, 09/17/2012 (Acquired 09/10/2009; Cost $1,595,440) *	1,593,349
1,067,000	Mercantile Bankshares Corporation Subordinated Notes, Series B,
	4.625%, 04/15/2013	1,058,356
	Merrill Lynch & Co.:
1,500,000	2.709%, 05/12/2010	1,519,115
300,000	6.05%, 08/15/2012	319,946
1,110,000	Monumental Global Funding,
	0.421%, 06/16/2010 (Acquired 07/30/2009 and 09/16/2009; Cost $520,321 and $573,022) *	1,106,315
1,702,000	Monumental Global Funding II,
	5.65%, 07/14/2011 (Acquired 07/15/2009 and 09/02/2009; Cost $1,019,994 and $715,585) *	1,740,378
	Monumental Global Funding III:
350,000	0.674%, 01/25/2013 (Acquired 07/28/2009; Cost $305,857) *	302,981
320,000	5.50%, 04/22/2013 (Acquired 09/23/2009; Cost $329,800) *	327,009
1,020,000	The Mony Group, Inc.,
	8.35%, 03/15/2010	1,045,137
	Morgan Stanley:
750,000	0.363%, 01/15/2010	749,603
2,636,000	8.00%, 06/15/2010	2,748,694
250,000	5.625%, 01/09/2012	264,900
355,000	6.60%, 04/01/2012	385,774
2,560,000	National Australia Bank Ltd. Subordinated Notes, Series A,
	8.60%, 05/19/2010 f	2,685,660
500,000	National City Bank of Cleveland Subordinated Notes,
	6.25%, 03/15/2011	510,424
1,500,000	National Rural Utilities,
	7.25%, 03/01/2012	1,656,582
1,730,000	National Westminster Bank Subordinated Notes,
	7.375%, 10/01/2009 f	1,730,000
1,000,000	Nationwide Building Society,
	4.25%, 02/01/2010 (Acquired 09/03/2009; Cost $1,004,241) * f	1,000,925
	Nationwide Financial Services:
1,500,000	6.25%, 11/15/2011	1,552,911
350,000	5.90%, 07/01/2012	358,155
1,300,000	Nationwide Life Global Funding,
	5.35%, 03/15/2011 (Acquired 03/24/2009; Cost $1,206,278) *	1,287,788
2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 11/30/2009)	2,216,175
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 11/30/2009)	920,000
1,500,000	Northern Rock PLC,
	0.59%, 10/20/2009 (Acquired 01/07/2009; Cost $1,494,887) * f	1,498,934
1,000,000	PNC Funding Corporation,
	7.50%, 11/01/2009	1,003,905
2,000,000	Pooled Funding Trust II,
	2.625%, 03/30/2012 (Acquired 03/27/2009; Cost $1,998,800) *	2,019,534
	Pricoa Global Funding I:
250,000	0.679%, 12/15/2009	249,397
475,000	0.719%, 01/15/2010 (Acquired 06/23/2009; Cost $469,267) *	473,335
2,010,000	4.20%, 01/15/2010 (Acquired 03/05/2009 and 04/02/2009;	2,009,244
	Cost $1,090,730 and $889,523, respectively) *
3,225,000	Principal Life Global,
	6.25%, 02/15/2012 (Acquired 08/18/2009 - 09/29/2009; Aggregate
	Cost $3,404,580) *	3,377,449
1,000,000	Principal Life Income Funding,
	5.30%, 12/14/2012	1,064,416
	Protective Life Secured Trust:
2,000,000	4.00%, 04/01/2011	1,986,590
846,000	5.45%, 09/28/2012	879,702
1,000,000	Rabobank Nederland Global Senior Unsecured Notes,	1,041,609
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $998,170) * f
2,000,000	Royal Bank of Scotland,
	4.875%, 08/25/2014 (Acquired 08/18/2009; Cost $1,994,040) * f	2,030,740
1,130,000	Santander Central Hispano Issuances,
	7.625%, 11/03/2009 f	1,135,789
550,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	560,357
520,000	SLM Corporation,
	4.50%, 07/26/2010	505,265
1,724,000	Sovereign Bancorp, Inc.,
	4.80%, 09/01/2010	1,774,482
	Sun Life Financial Global Funding:
2,500,000	0.528%, 07/06/2010 (Acquired 1/30/2009 - 08/10/2009; Aggregate
	Cost $2,431,096) *	2,467,460
1,000,000	0.748%, 07/06/2011 (Acquired 07/28/2009; Cost $951,875) *	947,717
825,000	Toll Road Inv. Part II, Series 1999B,
	0.00%, 02/15/2010 (Acquired 03/10/2009; Cost $807,496) * ^	807,336
	Union Planters Corporation:
750,000	4.375%, 12/01/2010	746,193
1,075,000	7.75%, 03/01/2011	1,056,224
181,000	Unitrin, Inc.,
	4.875%, 11/01/2010	179,195
1,500,000	Wells Fargo Bank NA,
	7.55%, 06/21/2010	1,569,035
1,000,000	Westfield Capital Corporation,
	4.375%, 11/15/2010 (Acquired 08/31/2009; Cost $1,008,515) * f	1,014,669
2,774,000	Willis North America, Inc.,
	5.125%, 07/15/2010	2,785,937
		145,649,080

Industrial - 21.7%
1,000,000	Aetna, Inc.,
	5.75%, 06/15/2011	1,053,130
2,000,000	Alcoa, Inc.,
	6.50%, 06/01/2011	2,069,428
1,612,000	Allied Waste North America Inc. Senior Unsecured Notes,
	6.50%, 11/15/2010	1,664,390
1,000,000	Allied Waste North America, Inc.,
	5.75%, 02/15/2011	1,038,271
1,000,000	AOL Time Warner, Inc.,
	6.75%, 04/15/2011	1,068,764
2,800,000	British Telecom PLC Notes,
	9.125%, 12/15/2010 f	3,014,696
2,000,000	CA, Inc.,
	4.75%, 12/01/2009 (Acquired 06/30/2009; Cost $2,005,482) *	2,008,612
	CBS Corporation:
1,825,000	7.70%, 07/30/2010	1,895,261
300,000	6.625%, 05/15/2011	314,258
500,000	Clear Channel Communications Senior Notes,
	7.65%, 09/15/2010	420,000
2,385,000	Comcast Cable Holdings,
	9.80%, 02/01/2012	2,746,986
1,660,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	1,978,830
2,725,000	Computer Sciences Corporation Senior Notes,
	7.375%, 06/15/2011	2,945,894
2,000,000	Conagra Foods, Inc.,
	6.75%, 09/15/2011	2,182,292
255,000	Cox Communications, Inc.,
	7.75%, 11/01/2010	269,838
3,000,000	Cox Enterprises, Inc.,
	7.875%, 09/15/2010 (Acquired 07/13/2009 and 08/12/2009;	3,138,555
	Cost $1,035,926 and $2,088,980, respectively) *
2,000,000	CSX Corporation,
	4.875%, 11/01/2009	2,003,054
1,350,000	CVS Caremark Corporation Senior Unsecured Notes,
	0.661%, 06/01/2010 (Callable 11/30/2009)	1,350,979
3,875,000	Deutsche Telekom International Finance BV,
	8.50%, 06/15/2010 f	4,061,752
1,012,000	Devon Energy Corporation Debentures,
	10.125%, 11/15/2009	1,017,815
2,000,000	Donnelley (R.R.) & Sons Co.,
	4.95%, 05/15/2010	2,016,338
2,875,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,116,031
1,660,000	France Telecom S.A.,
	7.75%, 03/01/2011 f	1,797,406
2,000,000	General Electric Company,
	5.00%, 02/01/2013	2,109,802
2,250,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/15/2009 and 06/17/2009;	2,354,749
	Cost $2,122,333 and $263,522, respectively) *
1,500,000	Historic TW, Inc.,
	9.125%, 01/15/2013	1,741,824
675,000	International Paper Company Notes,
	4.00%, 04/01/2010	679,948
2,670,000	Johnson Controls Inc. Senior Unsecured Notes,
	5.25%, 01/15/2011	2,772,160
1,625,000	Kinder Morgan Energy Partners Senior Unsecured Notes,
	6.75%, 03/15/2011	1,723,278
2,300,000	Koninslijke KPN NV Senior Unsecured Notes,
	8.00%, 10/01/2010 f	2,442,430
200,000	Kraft Foods Inc. Senior Unsecured Notes,
	5.625%, 11/01/2011	212,795
750,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	777,469
4,135,000	Masco Corporation,
	0.60%, 03/12/2010	4,069,316
3,120,000	Motiva Enterprises LLC Senior Unsecured Notes,
	5.20%, 09/15/2012 (Acquired 05/13/2009 - 09/23/2009; Aggregate
	Cost $3,149,856) *	3,223,035
1,000,000	New Cingular Wireless Services Inc., Senior Unsecured Notes,
	7.875%, 03/01/2011	1,085,234
1,000,000	New York Telephone Company,
	6.125%, 01/15/2010	1,011,858
1,128,000	News America Inc.,
	4.75%, 03/15/2010	1,132,658
2,325,000	Pacific Energy Partners,
	7.125%, 06/15/2014	2,407,840
3,795,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010	4,041,675
2,300,000	Posco,
	8.75%, 03/26/2014 (Acquired 03/19/2009 and 08/17/2009;	2,670,953
	Cost $1,984,160 and $344,022, respectively) * f
700,000	Reed Elsevier Capital Inc.,
	1.65%, 06/15/2010	678,789
2,000,000	Rio Tinto Alcan, Inc.,
	6.45%, 03/15/2011 f	2,093,566
3,000,000	TECO Finance Inc.,
	7.00%, 05/01/2012	3,204,924
	Telecom Italia Capital: f
2,475,000	4.00%, 01/15/2010	2,491,929
120,000	5.25%, 11/15/2013	126,233
2,560,000	Telefonica Europe BV,
	7.75%, 09/15/2010 f	2,707,953
375,000	Thomson Reuters Corporation,
	6.20%, 01/05/2012 f	409,165
2,245,000	Tyco International Finance,
	6.375%, 10/15/2011 f	2,420,112
2,700,000	Unitedhealth Group, Inc.,
	0.789%, 06/21/2010 (Callable 12/21/2009)	2,689,087
1,500,000	Verizon Communications,
	7.25%, 12/01/2010	1,596,426
600,000	Verizon New Jersey, Inc., Series A,
	5.875%, 01/17/2012	644,853
	Vodafone Group PLC: f
1,105,000	7.750%, 02/15/2010	1,132,626
1,000,000	5.50%, 06/15/2011	1,062,139
	Waste Management, Inc.:
910,000	7.65%, 03/15/2011	975,373
2,094,000	6.375%, 11/15/2012	2,291,699
	Wellpoint, Inc.:
1,700,000	4.25%, 12/15/2009	1,711,621
300,000	6.80%, 08/01/2012	326,921
2,410,000	Weyerhaeuser Company,
	5.25%, 12/15/2009	2,417,832
1,000,000	Wyeth,
	6.95%, 03/15/2011	1,074,419
		107,685,271
Mortgage Backed Securities - 8.8%
663,654	Bank of America Alternative Loan Trust,
	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	662,617
140,927	Chase Commercial Mortgage Securities Corporation,
	Series 1999-2, Class A2, 7.198%, 01/15/2032	140,837
	Citicorp Mortgage Securities, Inc.:
580,474	Series 2004-3, Class A2, 5.25%, 05/25/2034	560,600
338,453	Series 2004-4, Class A2, 5.25%, 06/25/2034	334,596
	Countrywide Alternative Loan Trust:
962,235	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	766,514
2,423,165	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,942,588
616,566	Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	459,928
2,526,309	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,737,483
	Deutsche Alternative Securities, Inc. Mortgage:
77,431	Series 2003-3, Class 2A5, 5.00%, 10/25/2033	76,309
714,863	Series 2005-4, Class A2, 5.05%, 09/25/2035	690,662
2,555,447	Federal Home Loan Bank,
	Series 00-0582, Class H, 4.75%, 10/25/2010	2,644,888
	Federal Home Loan Mortgage Corporation (FHLMC):
900,853	Series 2672, Class QR, 4.00%, 09/15/2010	926,442
300,251	Series 2835, Class VK, 5.50%, 11/15/2012	302,707
338,250	Series R015, Class AN, 3.75%, 02/15/2013	344,162
605,906	Series 3033, Class LU, 5.50%, 03/15/2013	639,672
1,837,430	Series 3124, Class VP, 6.00%, 06/15/2014	1,971,945
1,566,715	Series R014, Class AL, 5.50%, 10/15/2014	1,603,676
1,148,213	Series R001, Class AE, 4.375%, 04/15/2015	1,182,780
233,703	Series 2789, Class VM, 5.50%, 04/15/2015	244,766
1,253,951	Series 2857, Class VA, 5.00%, 09/15/2015	1,325,392
60,371	Series 2541, Class JB, 5.00%, 02/15/2016	61,224
4,785,883	Series R007, Class AC, 5.875%, 05/15/2016	4,938,261
826,746	Series 2910, Class BD, 4.50%, 11/15/2018	861,404
35,454	Series 5, Class B, 1.013%, 05/15/2019	35,271
338,272	Series 2970, Class DA, 5.50%, 01/15/2023	351,649
	Federal National Mortgage Association (FNMA):
352,715	5.50%, 07/01/2015	370,550
275,361	Series 2003-27, Class OJ, 5.00%, 07/25/2015	278,034
1,048,785	Series 2002-74, Class TD, 5.00%, 12/25/2015	1,057,779
414,546	Series 2003-24, Class LC, 5.00%, 12/25/2015	421,322
483,909	Series 2006-B1, Class AB, 6.00%, 06/25/2016	506,309
3,042,544	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,866,349
1,232,550	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	1,258,357
3,054,602	Series 2004-W10, Class A24, 5.00%, 08/25/2034	3,041,725
1,596,444	GMAC Commercial Mortgage Securities Inc.,
	Series 2001-C1, Class A2, 6.465%, 04/15/2034	1,654,527
1,193,107	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.81%, 05/25/2036	1,179,338
430,475	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	402,513
377,791	Residential Accredit Loans Inc.,
	Series 2003-QS17, Class CB3, 5.50%, 09/25/2033	366,959
	Salomon Brothers Mortgage Securities VII:
1,004,881	Series 2000-C1, Class A2, 7.52%, 12/18/2009	1,007,310
2,724,926	Series 2001-C2, Class A3, 6.50%, 10/13/2011	2,878,169
734,714	Series 2000-C2, Class A2, 7.456%, 07/18/2033	742,602
	Washington Mutual, Inc. Pass-Thru Certificates:
458,927	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	453,117
417,643	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	415,555
		43,706,888
Taxable Municipal Bonds - 0.3%
388,945	Educational Enhancement Funding Corporation,
	6.72%, 06/01/2025	333,571
255,000	Missouri State Housing Development Revenue Bond,
	5.74%, 03/01/2037	260,256
680,000	Pomona California Public Financing Authority Lease Revenue,
	4.60%, 10/01/2010	682,020
135,000	Redding California Redevelopment Agency Tax Allocation,
	6.00%, 09/01/2010	136,602
130,000	Richmond Joint Powers Financing Authority Tax Allocation,
	7.35%, 09/01/2010	131,925
144,792	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	136,679
		1,681,053
Utilities - 9.4%
2,250,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	7.80%, 03/15/2011	2,383,742
600,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	652,078
4,218,000	Chugach Electric Association,
	6.55%, 03/15/2011	4,464,298
940,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	940,000
474,000	Commonwealth Edison Co., Series 98,
	6.15%, 03/15/2012	514,358
3,055,000	DCP Midstream LLC,
	7.875%, 08/16/2010	3,202,156
1,744,000	DTE Energy Company,
	7.05%, 06/01/2011	1,855,403
500,000	Duke Energy Corp.,
	6.30%, 02/01/2014	553,139
1,000,000	Energy Transfer Partners L.P.,
	9.70%, 03/15/2019	1,237,788
1,887,000	Entergy Gulf States, Inc.,
	5.12%, 08/01/2010 (Callable 11/30/2009)	1,891,787
1,786,000	Enterprise Products Operating L.P.,
	4.95%, 06/01/2010	1,813,846
1,733,519	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 11/30/2009) (Acquired 04/02/2009;	1,718,680
	Cost $1,649,942) *
1,075,000	Keyspan Corporation,
	7.625%, 11/15/2010	1,131,186
	NiSource Finance Corporation:
550,000	1.231%, 11/23/2009 (Callable 11/30/2009)	549,585
2,160,000	7.875%, 11/15/2010	2,272,352
155,000	Old Dominion Electric Company,
	6.25%, 06/01/2011	164,597
1,000,000	Pacific Gas & Electric Company Senior Unsecured Notes,
	1.252%, 06/10/2010	1,005,586
	Pepco Holdings, Inc., Senior Unsecured Notes:
1,670,000	1.293%, 06/01/2010 (Callable 11/30/2009)	1,657,373
3,631,000	6.45%, 08/15/2012	3,895,950
2,250,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	2,411,442
1,348,000	Progress Energy, Inc.,
	7.10%, 03/01/2011	1,429,026
	PSE&G Power LLC:
900,000	7.75%, 04/15/2011	972,363
1,000,000	6.95%, 06/01/2012	1,097,766
2,094,000	Sempra Energy,
	7.95%, 03/01/2010	2,153,176
2,500,000	Spectra Energy Capital Senior Unsecured Notes,
	7.50%, 10/01/2009	2,500,000
	Williams Companies, Inc. Senior Unsecured Notes:
2,950,000	6.375%, 10/01/2010 (Acquired 07/09/2008 - 09/02/2009; Aggregate Cost $2,990,327) *	3,028,526
1,000,000	8.125%, 03/15/2012	1,086,970
		46,583,173

U.S. Government Agency Issues - 17.7%
	Fannie Mae:
3,000,000	2.00%, 09/28/2012 (Callable 09/28/2010)	3,004,107
13,150,000	4.375%, 03/15/2013	14,263,831
	Federal Farm Credit Bank:
5,000,000	2.125%, 06/18/2012	5,049,665
1,350,000	2.25%, 06/25/2012 (Callable 06/25/2010)	1,357,763
5,000,000	2.97%, 09/03/2013 (Callable 12/03/2009)	5,014,090
7,000,000	3.00%, 09/22/2014	7,129,528
	Federal Home Loan Bank:
5,000,000	2.25%, 08/27/2012 (Callable 11/27/2009)	5,014,095
5,000,000	2.05%, 09/28/2012 (Callable 03/29/2010)	5,015,530
	Federal National Mortgage Association (FNMA):
10,500,000	3.625%, 02/12/2013	11,110,837
21,750,000	2.75%, 03/13/2014	22,085,842
	Freddie Mac:
5,000,000	2.25%, 08/24/2012 (Callable 08/24/2010)	5,038,140
3,390,000	2.80%, 08/19/2013 (Callable 08/19/2010)	3,429,443
		87,512,871
U.S. Treasury Obligations - 8.5%
	U.S. Treasury Bond:
28,500,000	3.125%, 08/31/2013	29,869,340
12,000,000	2.25%, 05/31/2014	12,036,564
		41,905,904
	Total Long-Term Investments (Cost $483,988,671)	487,626,432

Shares
SHORT-TERM INVESTMENTS - 1.5%
Money Market Fund - 1.5%
7,643,508	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	7,643,508
	Total Short-Term Investments (Cost $7,643,508)	7,643,508
Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING - 25.8%
Commercial Paper - 0.1%
1,236,883	Atlantic East Funding LLC, 3.059%, 03/25/10 † **	685,335
	Total Commercial Paper (Cost $1,236,883)	685,335
Shares
Investment Companies - 25.6%
126,548,325	Mount Vernon Securities Lending Trust Prime Portfolio	126,548,325
126,335	Reserve Primary Fund † **	106,777
	Total Investment Companies (Cost $126,674,660)	126,655,102

	Other Investments - 0.1%
	Support Agreement** ^ α	470,875
	Retained Securities Lending Income ∞	69,597
	Cash Contribution from Transfer Agent/Administrator €	19,558
	Total Other Investments (Cost $0)	560,030

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $127,911,543)	127,900,467
	Total Investments (Cost $624,210,192) - 125.7%	623,170,407
	Liabilities in Excess of Other Assets - (25.7)%	(127,527,330)
	TOTAL NET ASSETS - 100.0%	$495,643,077

*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
^	Non-Income Producing
@	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.
∞	The Fund deposited its securities lending income into a reserve account from July 2008 through January 2009, which reserve may be used to cover additional losses by the Fund on its investment in Atlantic East Funding, LLC after applying amounts payable under the support agreement (see note α).
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund, which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 12,902,192	$ -	$ 12,902,192
Corporate Debt Securities	-	299,917,524	-	299,917,524
Mortgage Backed Securities	-	43,706,888	-	43,706,888
Taxable Municipal Bonds	-	1,681,053	-	1,681,053
U.S. Government Agency Issues	-	87,512,871	-	87,512,871
U.S. Treasury Obligations	-	41,905,904	-	41,905,904
Total Fixed Income	-	487,626,432	-	487,626,432

Short-Term Investments
Money Market Mutual Funds	7,643,508	-	-	7,643,508
Total Short-Term Investments	7,643,508	-	-	7,643,508

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	685,335	-	685,335
Money Market Mutual Funds	126,548,325	-	106,777	126,655,102
Other Investments	89,155	470,875	-	560,030
Total Investments Purchased with
Cash Proceeds from Securities Lending	126,637,480	1,156,210	106,777	127,900,467

Total Investments in Securities	$ 134,280,988	$ 488,782,642	$ 106,777	$ 623,170,407

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$ 725,642
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales/paydowns)	(44,701)
Transfers in and/or out of Level 3 *	(574,164)
Balance as of September 30, 2009	$ 106,777

Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at September 30, 2009.	-

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.7%
Asset Backed Securities - 2.2%
$925,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 0.313%, 02/15/2013	$921,764
147,601	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08/25/2027	127,299
750,000	Chase Issuance Trust,
	Series 2005-A10, Class A10, 4.65%, 12/17/2012	779,600
346,805	CitiFinancial Mortgage Securities, Inc.,
	Series 2004-1, Class AF2, 2.645%, 04/25/2034	343,872
7,633	Cityscape Home Equity Loan Trust,
	1997-C, Class A4, 7.00%, 07/25/2028	7,508
	Countrywide Asset-Backed Certificates:
2,016,986	Series 2006-S3, Class A2, 6.085%, 06/25/2021	821,512
139,468	Series 2006-S2, Class A2, 5.627%, 07/25/2027	105,596
119,421	Series 2004-12, Class AF6, 4.634%, 03/25/2035	84,241
4,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	3,662,444
375,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	185,631
1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	640,292
	Delta Funding Home Equity Loan Trust:
63,266	Series 1997-2, Class A6, 7.04%, 06/25/2027	63,115
30,812	Series 1999-1, Class A6F, 6.34%, 12/15/2028	29,742
538,268	Series 1999-2, Class A7F, 7.03%, 08/15/2030	447,569
175,000	Discover Card Master Trust I,
	Series 2005-2, Class A, 4.266%, 04/17/2012	174,966
25,848	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	21,136
203,929	GMAC Mortgage Corporation Loan Trust,
	Series 2005-HE3, Class A2, 3.526%, 02/25/2036	66,965
	Green Tree Financial Corporation:
134,313	Series 1993-4, Class A5, 7.05%, 01/15/2019	133,611
833,492	Series 1998-2, Class A5, 6.24%, 12/01/2028	768,777
1,096,899	Series 1998-3, Class A5, 6.22%, 03/01/2030	940,722
412,746	Series 1998-4, Class A5, 6.18%, 04/01/2030	377,346
50,535	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 7.02%, 06/20/2029	42,080
100,000	MBNA Master Credit Card Trust,
	Series 2005-4A, Class A4, 3.38%, 11/15/2012	99,606
178,838	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	144,461
18,835	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	16,626
109,879	Structured Asset Securities Corporation,
	Series 2005-2XS, Class 1A2A, 4.51%, 02/25/2035	101,742
		11,108,223
Financial - 20.5%
	American General Finance Corporation Notes:
25,000	4.625%, 09/01/2010	22,915
550,000	4.00%, 03/15/2011	473,386
630,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	465,890
600,000	Banco Santander Chile,
	7.375%, 07/18/2012 f	663,687
1,900,000	Bancwest Corporation Subordinated Notes,
	8.30%, 01/15/2011	1,943,681
835,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	979,103
1,500,000	Bank of Tokyo - Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	1,643,441
1,043,000	Bank One Corporation Subordinated Notes,
	10.00%, 08/15/2010	1,107,746
125,000	Bank United Subordinated Notes,
	8.00%, 03/15/2009 @	313
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Acquired 01/04/2006 - 11/06/2007; Aggregate Cost $2,773,858) *	2,600,675
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 11/30/2009)	1,703,645
	Barclays Bank PLC: f
1,000,000	7.40%, 12/15/2009	1,010,302
1,500,000	5.00%, 09/22/2016	1,519,152
2,150,000	BB&T Corporation,
	6.85%, 04/30/2019	2,404,986
1,000,000	Bear Stearns Cos., Inc.,
	6.40%, 10/02/2017	1,087,869
1,000,000	BOI Capital Funding II,
	5.571%, 02/01/2049 (Callable 02/01/2016) (Acquired 01/20/2006; Cost $1,000,000) * f	400,000
220,000	CIT Group Company of Canada,
	5.20%, 06/01/2015 f	172,083
	CIT Group, Inc.:
75,000	4.75%, 12/15/2010	51,812
200,000	5.40%, 01/30/2016	126,081
1,500,000	6.10%, 03/15/2067 (Callable 03/15/2017)	202,500
1,000,000	Citigroup, Inc.,
	5.50%, 04/11/2013	1,023,326
1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 11/29/2005 and 10/10/2007; Cost $267,284
	and $1,542,021, respectively) *	1,614,418
375,000	Corp Andina De Fomento Notes,
	7.375%, 01/18/2011 f	396,501
1,900,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	1,903,004
50,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	47,398
1,000,000	Export-Import Bank Korea Notes,
	5.125%, 02/14/2011 f	1,031,283
416,065	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	457,235
2,600,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	2,549,895
2,125,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 11/30/2009)	2,123,804
1,075,000	FMR LLC Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003 and 07/28/2009; Cost $775,958
	and $300,343, respectively) *	1,087,866
2,300,000	GE Global Insurance Holding Corporation,
	7.50%, 06/15/2010	2,375,760
	General Electric Capital Corporation:
800,000	6.00%, 06/15/2012	856,819
800,000	4.375%, 09/21/2015	792,289
2,000,000	5.625%, 09/15/2017	2,025,068
1,150,000	Genworth Financial Inc. Notes,
	5.75%, 06/15/2014	1,031,099
1,975,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 - 12/04/2006; Aggregate Cost $1,950,585) *	1,894,377
	GMAC LLC:
1,025,000	7.75%, 01/19/2010	1,023,866
80,000	7.50%, 12/31/2013 (Acquired 02/26/2007 and 09/26/2007; Cost $253,321
	and $23,390, respectively) *	70,000
200,000	6.75%, 12/01/2014	168,502
96,000	8.00%, 12/31/2018 (Acquired 02/26/2007 and 09/26/2007; Cost $338,168
	and $30,840, respectively) *	72,480
	Goldman Sachs Group, Inc.:
1,125,000	5.15%, 01/15/2014	1,181,180
1,000,000	6.00%, 05/01/2014	1,087,536
1,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 and 11/08/2007; Cost $1,000,000
	and $792,736, respectively) *	1,476,000
	HSBC Finance Corporation Notes:
2,000,000	8.00%, 07/15/2010	2,091,084
100,000	5.00%, 06/30/2015	100,383
2,000,000	Huntington National Bank Notes,
	8.00%, 04/01/2010	2,005,682
	Invesco Ltd. Notes: f
500,000	5.625%, 04/17/2012	510,550
500,000	5.375%, 02/27/2013	502,784
	Istar Financial, Inc.:
1,050,000	5.95%, 10/15/2013	598,500
75,000	5.85%, 03/15/2017	39,187
500,000	J.P. Morgan Chase & Company Notes,
	6.625%, 03/15/2012	545,882
2,000,000	Jackson National Life Global,
	5.125%, 02/10/2011 (Acquired 07/21/2009; Cost $2,016,281) *	2,027,320
2,000,000	Key Bank NA,
	7.413%, 05/06/2015	2,003,748
3,000,000	KFW,
	4.875%, 06/17/2019 f	3,262,242
2,600,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 06/12/2009; Cost $2,641,736) * f	2,869,409
350,000	Korea Development Bank Senior Unsecured Notes,
	4.625%, 09/16/2010 f	357,544
	Lehman Brothers Holdings, Inc. Notes: @
1,735,000	8.80%, 03/01/2015	294,950
846,000	8.50%, 08/01/2015	143,820
	Liberty Mutual Group:
746,000	7.25%, 09/01/2012 (Acquired 08/03/2004 and 09/29/2009; Cost $576,740
	and $101,500, respectively) *	745,772
500,000	5.75%, 03/15/2014 (Acquired 09/03/2009; Cost $438,214) *	470,644
775,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	806,509
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $500,000) *	220,000
	Merrill Lynch & Company:
1,000,000	5.70%, 05/02/2017	979,143
1,000,000	6.875%, 04/25/2018	1,051,697
375,000	Met Life Global Funding Senior Notes,
	4.50%, 05/05/2010 (Acquired 08/04/2005 and 03/22/2007; Cost $123,925
	and $249,182, respectively) *	379,751
2,500,000	Monumental Global Funding II Senior Unsecured Notes,
	5.65%, 07/14/2011	2,556,373
1,075,000	The Mony Group, Inc.,
	8.35%, 03/15/2010	1,101,492
	Morgan Stanley Senior Unsecured Notes:
1,000,000	5.625%, 01/09/2012	1,059,599
1,400,000	6.625%, 04/01/2018	1,480,392
100,000	Morgan Stanley Subordinated Notes,
	4.75%, 04/01/2014	99,262
1,530,000	National Australia Bank Ltd. Subordinated Notes, Series A,
	8.60%, 05/19/2010 f	1,605,102
350,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	383,872
2,725,000	National City Bank of Cleveland,
	4.50%, 03/15/2010	2,759,760
534,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	556,466
2,300,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	2,224,974
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 11/30/2009)	1,228,500
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 11/30/2009)	920,000
1,319,000	PNC Funding Corporation,
	7.50%, 11/01/2009	1,324,151
1,500,000	Pooled Funding Trust I,
	2.74%, 02/15/2012 (Acquired 08/10/2009; Cost $1,524,570) *	1,534,254
894,000	Pricoa Global Funding I,
	0.719%, 01/15/2010 (Acquired 07/13/2009; Cost $889,329) *	890,867
	Protective Life Corporation Senior Notes:
475,000	5.45%, 09/28/2012	493,923
75,000	4.30%, 06/01/2013	71,234
2,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $1,996,340) * f	2,083,218
1,650,000	Regions Bank,
	7.50%, 05/15/2018	1,500,894
800,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	815,064
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	1,176,773
	SLM Corporation Notes:
1,516,000	4.50%, 07/26/2010	1,473,043
250,000	5.375%, 05/15/2014	191,344
1,000,000	Sovereign Bancorp Inc.,
	8.75%, 05/30/2018	1,152,786
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,107,389
1,000,000	TECO Finance, Inc.,
	7.00%, 05/01/2012	1,068,308
1,046,000	Toll Road Inv. Partnership II,
	0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $981,516) * ^	961,835
1,320,000	Transamerica Finance Corporation Debentures,
	0.00%, 03/01/2010 (Callable 11/30/2009) ^	1,287,634
850,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	944,541
500,000	Washington Mutual Bank Subordinated Notes,
	6.875%, 06/15/2011 @	1,250
1,000,000	Washington Mutual Financial Corporation,
	6.875%, 05/15/2011	1,042,247
1,495,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015	1,583,688
		103,555,809
Industrial - 16.6%
450,000	Alcan, Inc., Notes,
	5.00%, 06/01/2015 f	461,395
1,000,000	Allied Waste North America, Inc., Series B,
	5.75%, 02/15/2011	1,038,271
	Ameritech Capital Funding Debentures:
1,045,179	9.10%, 06/01/2016	1,201,048
1,008,000	6.45%, 01/15/2018	1,081,730
1,000,000	Anadarko Petroleum Corporation Senior Unsecured Notes,
	6.95%, 06/15/2019	1,114,883
	British Telecommunications PLC: f
750,000	9.125%, 12/15/2010	807,508
2,000,000	5.95%, 01/15/2018	2,025,978
	Bunge Ltd. Finance Corporation Notes:
800,000	5.35%, 04/15/2014	829,676
1,085,000	5.10%, 07/15/2015	1,078,119
2,025,000	CBS Corportion Senior Notes,
	7.70%, 07/30/2010	2,102,960
1,250,000	Clear Channel Communications Senior Unsubordinated Notes,
	5.50%, 12/15/2016	468,750
125,000	Comcast Cable Communication Holdings,
	8.375%, 03/15/2013	145,181
525,000	Comcast Corporation,
	6.50%, 01/15/2017	576,223
75,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	89,405
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,428,984
2,000,000	COX Enterprises, Inc.,
	7.875%, 09/15/2010 (Acquired 07/13/2009 and 08/12/2009; Cost $1,035,926
	and $1,044,490, respectively) *	2,092,370
	CSX Corporation:
1,775,000	5.75%, 03/15/2013	1,892,736
450,000	6.25%, 04/01/2015	497,584
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	983,750
	Deutsche Telekom International Finance BV: f
2,000,000	8.50%, 06/15/2010	2,096,388
1,300,000	6.00%, 07/08/2019	1,393,183
	Donnelley (R.R.) & Sons Co.:
1,500,000	4.95%, 05/15/2010	1,512,254
1,000,000	8.60%, 08/15/2016	1,053,302
875,000	6.125%, 01/15/2017	824,961
2,300,000	Fiserv, Inc.,
	6.125%, 11/20/2012	2,492,825
1,260,000	GTE Corporation Debentures,
	6.84%, 04/15/2018	1,372,875
1,375,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,306,250
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	598,000
1,195,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 - 10/19/2006; Aggregate Cost $1,220,445) *	1,250,633
420,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 and 03/13/2008; Cost $399,088
	and $20,636, respectively) *	437,861
	Historic Time Warner Inc.:
1,847,000	9.125%, 01/15/2013	2,144,766
250,000	6.875%, 06/15/2018	276,590
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,024,134
1,000,000	Ingersoll-Rand Company Debentures,
	6.391%, 11/15/2027 f	1,068,053
1,175,000	Johnson Controls Inc. Senior Notes,
	5.50%, 01/15/2016	1,217,158
675,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	699,723
625,000	Lafarge S.A. Notes,
	6.50%, 07/15/2016 f	624,613
500,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	463,865
400,000	Marathon Global Funding Corporation,
	6.00%, 07/01/2012	437,362
75,000	Martin Marietta Materials, Inc.,
	6.60%, 04/15/2018	77,816
1,625,000	Masco Corporation,
	6.125%, 10/03/2016	1,540,320
650,000	Nabors Industrials, Inc.,
	6.15%, 02/15/2018	651,622
2,307,000	Nextel Communications Senior Notes,
	6.875%, 10/31/2013	2,139,742
2,000,000	Pacific Energy Partners,
	7.125%, 06/15/2014	2,071,260
700,000	PCCW-HWT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	719,643
925,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/28/2005 and 12/14/2007; Cost $610,837
	and $321,181, respectively) * f	972,283
2,750,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010	2,928,750
2,045,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	2,104,242
800,000	Premcor Refining Group,
	7.50%, 06/15/2015 (Callable 11/30/2009)	821,106
100,000	Qwest Capital Funding, Inc.,
	7.25%, 02/15/2011	100,000
1,000,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	1,033,900
1,800,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	1,935,612
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	446,250
1,175,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017	1,171,160
	TCI Communications, Inc. Debentures:
550,000	7.875%, 08/01/2013	624,174
1,583,000	8.75%, 08/01/2015	1,910,230
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,407,305
725,000	5.25%, 10/01/2015	750,571
1,731,000	Tele-Communications, Inc. Debentures,
	9.80%, 02/01/2012	1,993,724
1,725,000	Telefonica Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	1,937,291
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	1,054,347
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,561,409
500,000	Tyco Electronics Group S. A.,
	6.55%, 10/01/2017 f	523,410
	Tyco International Finance: f
1,575,000	6.375%, 10/15/2011	1,697,852
650,000	6.00%, 11/15/2013	697,018
	United AirLines, Inc. Pass-Thru Certificates:
192,852	Series 1991-A, Class A-2, 10.02%, 03/22/2014	52,070
245,275	Series 2000-2, Class C, 7.762%, 10/01/2049	237,917
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,605,890
250,000	Verizon Communications, Inc. Senior Unsecured Notes,
	5.55%, 02/15/2016	270,700
650,000	Verizon New York Inc. Senior Unsecured Notes,
	8.625%, 11/15/2010	697,738
1,000,000	Vodafone Group PLC Senior Unsecured Notes,
	7.75%, 02/15/2010 f	1,025,001
2,000,000	Vulcan Materials Co.,
	7.00%, 06/15/2018	2,150,956
25,000	Waste Management, Inc.,
	5.00%, 03/15/2014	25,987
1,450,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	1,580,119
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06/05/2012	491,486
		84,220,248
Mortgage Backed Securities - 13.9%
	Bank of America Alternative Loan Trust:
401,695	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	393,034
1,154,585	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	1,005,825
1,420,470	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	1,388,510
63,907	Series 2005-6, Class 7A1, 5.50%, 07/25/2020	58,634
797,845	Series 2006-2, Class 7A1, 6.00%, 03/25/2021	690,136
1,152,226	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	859,489
1,145,736	Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	949,531
847,853	Bank of America Funding Corporation,
	Series 2003-3, Class 1A41, 5.50%, 10/25/2033	832,829
	Citicorp Mortgage Securities, Inc.:
1,214,010	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	1,165,873
73,577	Series 2004-4, Class A2, 5.25%, 06/25/2034	72,738
1,120,802	Series 2004-4, Class A5, 5.50%, 06/25/2034	1,101,252
	Countrywide Alternative Loan Trust:
293,815	Series 2005-5R, Class A2, 4.75%, 12/25/2018	271,604
1,106,571	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	881,491
1,265,869	Series 2005-85CB, Class 3A1, 5.25%, 02/25/2021 (Acquired 09/26/2007 - 01/28/2009;
	Aggregate Cost $1,184,488) *	947,586
1,901,910	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	1,345,601
125,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	90,084
124,932	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035	98,237
1,196,625	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	959,303
623,970	Countrywide Home Loans, Inc.,
	Series 2003-18, Class A3, 5.25%, 07/25/2033	615,884
	Credit Suisse First Boston Mortgage Securities Corp.:
71,343	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	64,961
115,144	Series 2005-3, Class 3A27, 5.50%, 07/25/2035	101,466
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
636,125	5.00%, 08/01/2011	657,600
898,568	6.00%, 06/01/2021	959,151
40,794	6.00%, 07/01/2028	43,563
	Federal Home Loan Mortgage Corporation (FHLMC):
1,056,479	Series 3033, Class LU, 5.50%, 03/15/2013	1,115,355
1,275,538	Series 2695, Class UA, 5.50%, 09/15/2014	1,332,374
4,506,369	Series R014, Class AL, 5.50%, 10/15/2014	4,612,680
416,032	Series R001, Class AE, 4.375%, 04/15/2015	428,557
1,772,606	Series R003, Class VA, 5.50%, 08/15/2016	1,892,227
2,251,157	Series 3122, Class VA, 6.00%, 01/15/2017	2,412,477
1,588,794	Series R010, Class VA, 5.50%, 04/15/2017	1,703,210
2,886,622	Series R009, Class AJ, 5.75%, 12/15/2018	3,018,164
4,420	Series 74, Class F, 6.00%, 10/15/2020	4,576
150,000	Series 2673, Class NC, 5.50%, 05/15/2021	156,703
35,251	Series 1395, Class G, 6.00%, 10/15/2022	37,201
2,621,606	Series 2970, Class DA, 5.50%, 01/15/2023	2,725,279
	Federal National Mortgage Association (FNMA):
629,542	Series 2006-B2, Class AB, 5.50%, 05/25/2014	656,438
513,320	Series 2003-24, Class PC, 5.00%, 11/25/2015	521,596
81,623	Series 2005-6, Class VE, 5.50%, 04/25/2016	86,513
1,373,093	Series 2006-B1, Class AB, 6.00%, 06/25/2016	1,436,651
39,335	Series 2003-35, Class TD, 5.00%, 12/25/2016	40,288
21,186	Series 1989-2, Class D, 8.80%, 01/25/2019	23,091
1,563	Series G-29, Class O, 8.50%, 09/25/2021	1,720
137,775	Series 1991-137, Class H, 7.00%, 10/25/2021	152,869
107,347	Series 1992-136, Class PK, 6.00%, 08/25/2022	117,248
63,484	Series 1993-32, Class H, 6.00%, 03/25/2023	68,424
4,979,316	Series 2002-85, Class PD, 5.50%, 05/25/2031	5,153,672
106,288	Series 2004-90, Class YB, 4.00%, 07/25/2032	109,671
2,180,666	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	2,226,324
2,945,509	Series 2004-W10, Class A24, 5.00%, 08/25/2034	2,933,092
4,038,064	GMAC Commercial Mortgage Securities Inc,
	Series 2001-C1, Class A2, 6.465%, 04/15/2034	4,184,981
	GMAC Mortgage Corporation Loan Trust:
132,700	Series 2003-J1, Class A2, 5.25%, 03/25/2018	130,885
1,322,824	Series 2004-J4, Class A2, 5.50%, 09/25/2034	1,318,949
330,163	Government National Mortgage Association (GNMA),
	Series 1999-4, Class ZB, 6.00%, 02/20/2029	357,811
	J.P. Morgan Alternative Loan Trust:
2,938,336	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	2,519,623
1,220,537	Series 2006-A1, Class 2A1, 5.80%, 03/25/2036	797,230
1,789,660	Series 2006-S2, Class A2, 5.81%, 05/25/2036	1,769,007
637,012	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.00%, 08/25/2021	572,316
	Master Alternative Loans Trust:
1,839,993	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	1,745,119
414,907	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	393,514
325,202	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	307,395
64,571	Merrill Lynch Mortgage Investors Inc.,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	60,377
	Residential Accredit Loans, Inc.:
48,818	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	48,254
48,085	Series 2004-QS13, Class CB, 5.00%, 09/25/2019	45,606
275,910	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	274,463
	Washington Mutual, Inc. Pass-Thru Certificates:
2,012,349	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,009,206
2,793,604	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	2,814,556
1,012,724	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	926,642
653,971	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	645,692
835,286	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	831,109
		70,273,517
Taxable Municipal Bonds - 0.3%
1,430,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023	1,112,654
187,586	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	177,076
		1,289,730
Utilities - 6.0%
2,000,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	7.80%, 03/15/2011	2,118,882
2,415,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	2,624,615
1,715,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	1,715,000
50,000	Commonwealth Edison,
	5.95%, 08/15/2016	54,516
	Dominion Resources Inc.:
450,000	6.25%, 06/30/2012	488,921
1,000,000	5.15%, 07/15/2015	1,060,330
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	632,718
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,381,250
273,430	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $273,430) *	274,510
300,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	298,456
1,000,000	Korea Hydro & Nuclear Power Company Senior Unsecured Notes,
	6.25%, 06/17/2014 (Acquired 06/10/2009; Cost $989,350) * f	1,063,735
1,475,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,614,957
	NiSource Finance Corporation:
1,000,000	2.915%, 11/23/2009 (Callable 11/23/2009)	999,245
175,000	7.875%, 11/15/2010	184,103
1,000,000	10.75%, 03/15/2016	1,175,702
1,875,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	2,008,275
400,000	ONEOK Partners LP Notes,
	5.90%, 04/01/2012	421,372
1,775,000	PPL Energy Supply, LLC Bonds, Series A,
	5.70%, 10/15/2015	1,855,842
388,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	415,840
900,000	Progress Energy, Inc. Senior Notes,
	6.85%, 04/15/2012	979,492
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	297,111
425,000	5.00%, 04/01/2014	442,835
144,000	5.32%, 09/15/2016	147,630
805,997	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	932,264
1,400,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,485,977
1,340,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
	8.875%, 07/15/2012	1,544,918
	Vectren Utility Holdings:
1,000,000	6.625%, 12/01/2011	1,058,725
575,000	5.25%, 08/01/2013	597,727
1,375,000	Williams Companies, Inc. Senior Unsecured Notes,
	8.125%, 03/15/2012	1,494,584
251,896	Yosemite Securities Trust I,
	8.25%, 11/15/2104 (Acquired 04/26/2001; Cost $251,896) * f @	157
		30,369,689
U.S. Government Agency Issues - 17.1%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014	7,129,528
225,000	Federal Home Loan Mortgage Corporation (FHLMC),
	4.50%, 07/15/2013	244,388
	Federal National Mortgage Association (FNMA):
44,175,000	3.625%, 02/12/2013	46,744,881
32,125,000	2.75%, 03/13/2014	32,621,042
		86,739,839
U.S. Treasury Obligations - 21.1%
	U.S. Treasury Bonds:
7,750,000	2.25%, 05/31/2014	7,773,614
14,500,000	2.375%, 03/31/2016	14,113,706
38,500,000	9.125%, 05/15/2018	55,701,684
10,650,000	8.50%, 02/15/2020	15,289,406
10,000,000	7.875%, 02/15/2021	13,940,620
		106,819,030
	TOTAL LONG-TERM INVESTMENTS (Cost $496,203,058)	494,376,085

SHORT-TERM INVESTMENTS - 1.7%
Money Market Mutual Funds - 1.7%
8,608,260	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	8,608,260
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,608,260)	8,608,260
Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 33.9%
	Commercial Paper - 0.3%
3,125,418	Atlantic East Funding LLC, 3.059%, 03/25/10 † **	1,731,738
	TOTAL COMMERCIAL PAPER (Cost $3,125,418)	1,731,738
Shares
	Investment Companies - 33.3%
167,763,855	Mount Vernon Securities Lending Trust Prime Portfolio	167,763,855
896,707	Reserve Primary Fund † **	757,885
	TOTAL INVESTMENT COMPANIES (Cost $168,660,562)	168,521,740

	Other Investments - 0.3%
	Support Agreement** ^ α	1,189,830
	Retained Securities Lending Income ∞	203,850
	Cash Contribution from Transfer Agent/Administrator €	138,822
	TOTAL OTHER INVESTMENTS (Cost $0)	1,532,502

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $171,785,980)	171,785,980
	Total Investments (Cost $676,597,298) - 133.3%	674,770,325
	Liabilities in Excess of Other Assets - (33.3)%	(168,690,459)
	TOTAL NET ASSETS - 100.0%	$506,079,866

*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
^	Non-Income Producing
@	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.
∞	The Fund deposited its securities lending income into a reserve account from July 2008 through January 2009, which reserve may be used to cover additional losses by the Fund on its investment in Atlantic East Funding, LLC after applying amounts payable under the support agreement (see note α).
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund, which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 11,108,223	$ -	$ 11,108,223
Corporate Debt Securities	-	218,145,746	-	218,145,746
Mortgage Backed Securities	-	70,273,517	-	70,273,517
Taxable Municipal Bonds	-	1,289,730	-	1,289,730
U.S. Government Agency Issues	-	86,739,839	-	86,739,839
U.S. Treasury Obligations	-	106,819,030	-	106,819,030
Total Fixed Income	-	494,376,085	-	494,376,085

Short-Term Investments
Money Market Mutual Funds	8,608,260	-	-	8,608,260
Total Short-Term Investments	8,608,260	-	-	8,608,260

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,731,738	-	1,731,738
Money Market Mutual Funds	167,763,855	-	757,885	168,521,740
Other Investments	342,672	1,189,830	-	1,532,502
Total Investments Purchased with
Cash Proceeds from Securities Lending	168,106,527	2,921,568	757,885	171,785,980

Total Investments in Securities	$ 176,714,787	$ 497,297,653	$ 757,885	$ 674,770,325

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$ 2,371,982
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(1,505,396)
Transfers in and/or out of Level 3 *	(108,701)
Balance as of September 30, 2009	$ 757,885

Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at September 30, 2009.	-

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Principal
Amount		Value
	MUNICIPAL BONDS - 96.1%
Alabama - 2.7%
	Montgomery Alabama Special Care Facility Revenue:
$11,385,000	5.00%, 11/15/2021 (Pre-refunded to 11/15/2014)	$13,000,646
3,985,000	5.25%, 11/15/2029 (Pre-refunded to 11/15/2014)	4,598,610
		17,599,256
Alaska - 0.2%
1,000,000	Alaska State Housing Finance Corporation,
	5.00%, 06/01/2017 (Insured by NPFGC)	1,072,600
Arizona - 2.1%
	Arizona Health Facilities Authority Hospital Revenue:
3,000,000	6.00%, 02/15/2032 (Pre-refunded to 02/15/2012)	3,349,860
1,415,000	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	1,656,130
2,375,000	Arizona School Facilities Board Revenue,
	5.75%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,821,833
1,540,000	Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
	5.00%, 07/01/2015 (Partially Pre-refunded, NPFGC Insured)	1,743,680
	Pima County Arizona Industrial Development Authority:
1,000,000	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,227,520
2,770,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,327,352
		14,126,375
Arkansas - 0.0%
175,000	Springdale Arkansas Sales & Use Tax Revenue,
	4.00%, 07/01/2016 (Pre-refunded to various dates)	177,632
California - 8.5%
2,510,000	Coalinga California Regional Medical Center,
	5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,889,863
3,000,000	Contra Costa County California Certificate Participation,
	0.00%, 11/01/2014 (ETM) ^	2,717,400
2,860,000	Golden State Tobacco Securitization Corporation Asset Backed Bonds,
	5.50%, 06/01/2043 (Pre-refunded to 06/01/2013)	3,261,001
	Golden State Tobacco Securitization Corporation Revenue Bonds:
3,330,000	6.25%, 06/01/2033 (Pre-refunded to various dates)	3,712,850
550,000	5.00%, 06/01/2038 (Pre-refunded to 06/01/2013)	617,380
11,465,000	5.625%, 06/01/2038 (Pre-refunded to 06/01/2013)	13,123,298
2,050,000	6.75%, 06/01/2039 (Pre-refunded to 06/01/2013)	2,428,184
2,025,000	6.625%, 06/01/2040 (Pre-refunded to 06/01/2013)	2,389,601
2,975,000	Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
	9.60%, 06/01/2016 (ETM)	4,301,106
1,600,000	Port Oakland California Revenue,
	5.00%, 11/01/2017 (Insured by NPFGC)	1,781,744
14,000,000	San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue,
	0.00%, 01/01/2023 (ETM) ^	8,599,080
14,635,000	San Marcos California Public Facilities Authority Revenue,
	0.00%, 09/01/2019 (ETM) ^	10,178,350
165,000	Santa Rosa California Hospital Revenue,
	10.30%, 03/01/2011 (ETM)	178,971
		56,178,828
Colorado - 9.8%
2,000,000	Adams County Colorado Single Family Mortgage Revenue,
	8.875%, 08/01/2012 (ETM)	2,435,280
1,000,000	Aspen Grove Colorado Business Improvement District,
	7.625%, 12/01/2025 (Pre-refunded 12/01/2011)	1,130,960
	Colorado Springs Colorado Utilities Revenue Bonds: (ETM)
50,000	5.80%, 11/15/2010	50,304
9,830,000	5.875%, 11/15/2017	11,348,833
12,745,000	Dawson Ridge Metropolitan District No. 1 Colorado,
	0.00%, 10/01/2022 (ETM) ^	7,681,666
	Denver Colorado Convention Center & Hotel Authority Revenue Bonds:
1,000,000	5.00%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,124,990
1,500,000	5.00%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,687,485
5,065,000	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	5,698,074
7,975,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.25%, 12/01/2033 (Pre-refunded to 12/01/2014)	9,732,212
5,460,000	Pueblo County Colorado Certificate Participation,
	6.50%, 12/01/2024 (Pre-refunded to 12/01/2010)	5,829,041
	Regional Transportation District Colorado Sales Tax Revenue:
8,370,000	5.00%, 11/01/2023 (Pre-refunded 11/01/2013)	9,608,760
6,750,000	5.00%, 11/01/2036 (Pre-refunded 11/01/2016)	8,064,428
		64,392,033
Delaware - 0.2%
1,230,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	1,331,413
Florida - 10.0%
4,240,000	Bartram Springs Community Development District Special Assessment,
	6.65%, 05/01/2034 (Pre-refunded to 05/01/2013)	4,873,159
1,925,000	Brevard County Florida School Board,
	5.00%, 07/01/2020 (Insured by AMBAC)	1,973,260
5,000,000	Coral Gables Florida Health Facility Authority Hospital Revenue,
	5.00%, 08/15/2029 (Pre-refunded to 08/15/2014)	5,776,700
2,230,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,595,519
2,500,000	Florida State Department of Management Services,
	5.00%, 08/01/2018	2,841,350
4,675,000	Florida State Mid-Bay Bridge Authority Revenue,
	6.875%, 10/01/2022 (ETM)	6,338,786
1,500,000	Gulf Environmental Services Inc. Florida Revenue Bonds,
	5.00%, 10/01/2018 (ETM)	1,690,935
	Highlands County Florida Health Facilities Revenue:
9,650,000	5.875%, 11/15/2029 (Pre-refunded to 11/15/2013)	11,176,437
2,000,000	5.375%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,276,960
2,000,000	Hillsborough County Florida School Board Master Lease Program,
	5.50%, 07/01/2018 (Insured by NPFGC)	2,331,560
2,100,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	2,390,745
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (ETM)	391,695
1,470,000	Miami Beach Florida Resort Tax Revenue,
	6.25%, 10/01/2022 (ETM)	1,879,116
3,000,000	Miami Dade County Florida Entitlement Revenue Bonds,
	5.00%, 08/01/2015 (Insured by NPFGC)	3,276,300
2,020,000	Miami-Dade County Florida Water & Sewer Revenue,
	5.00%, 10/01/2013 (Insured by NPFGC)	2,202,567
3,885,000	Oakstead Florida Community Development District Capital Improvement Revenue Bonds,
	6.875%, 05/01/2033 (Pre-refunded to 05/01/2012)	4,402,793
1,060,000	Orange County Florida Health Facilities Authority Revenue Bond,
	6.25%, 10/01/2013 (ETM)	1,238,101
55,000	Orange County Florida Health Revenue,
	8.75%, 10/01/2009 (ETM)	55,000
1,000,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,205,230
1,000,000	Palm Beach County Florida Revenue,
	5.00%, 11/01/2018	1,120,340
1,000,000	Sarasota County Florida School Board,
	5.00%, 07/01/2015 (Insured by NPFGC)	1,110,240
4,000,000	Seminole County Florida Water & Sewage Revenue,
	6.00%, 10/01/2019 (ETM)	4,836,600
		65,983,393
Georgia - 0.2%
1,020,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (ETM)	1,154,252
Illinois - 9.4%
1,000,000	Chicago Illinois Board of Education,
	5.00%, 12/01/2017 (Insured by AMBAC)	1,129,030
1,000,000	Chicago Illinois General Obligation Project and Refunding,
	5.00%, 01/01/2017 (FSA Insured)	1,129,980
1,440,000	Chicago Illinois Metropolitan Water Reclamation District General Obligation,
	7.00%, 12/01/2010 (ETM)	1,549,973
1,000,000	Chicago Illinois Public Building Community Building Revenue,
	7.00%, 01/01/2020 (ETM)	1,321,670
2,305,000	Cook County Illinois School District No. 097,
	9.00%, 12/01/2015 (Insured by NPFGC)	3,087,663
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,999,540
2,000,000	Cook County Illinois School District No. 159,
	0.00%, 12/01/2022 (ETM) ^	1,215,720
1,000,000	Dupage County Illinois Stormwater Project,
	5.60%, 01/01/2021	1,166,060
10,000,000	Illinois Development Financial Authority,
	0.00%, 07/15/2023 ^	5,750,800
1,000,000	Illinois Municipal Electric Agency Power Supply Revenue Bonds,
	5.25%, 02/01/2016	1,131,110
2,000,000	Illinois State Toll Highway Authority Priority Revenue Bonds,
	5.50%, 01/01/2016 (Insured by FSA)	2,339,500
	Illinois State Toll Highway Authority Revenue Bonds:
1,020,000	5.00%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,209,873
1,905,000	5.00%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,259,616
5,000,000	Illinois State,
	4.00%, 09/01/2019	5,272,000
6,750,000	Kane Cook & Dupage Counties Illinois Community United School District No. 303,
	5.00%, 01/01/2014 (Insured by FSA)	7,580,587
2,130,000	Kane Cook & Dupage Counties Illinois School District No. 46 Elgin,
	0.00%, 01/01/2013 ^	2,002,179
	Lake County Illinois Community Consolidated School District:
1,755,000	0.00%, 12/01/2012 ^	1,653,631
1,920,000	0.00%, 12/01/2013 ^	1,752,826
1,875,000	0.00%, 12/01/2014 ^	1,648,500
1,025,000	Lake County Illinois Community High School District No. 124 Grant,
	5.00%, 12/01/2017	1,208,003
1,000,000	Lake County Illinois Community High School District No. 128,
	5.00%, 01/01/2013	1,114,930
	McHenry & Kane Counties Illinois Community School District No. 158:
1,870,000	0.00%, 01/01/2013 ^ (Insured by NPFGC)	1,627,218
1,970,000	0.00%, 01/01/2016 ^	1,466,251
1,805,000	Metropolitan Pier & Exposition Authority Illinois,
	5.50%, 06/15/2016 (ETM)	2,163,888
2,000,000	Northwest Suburban Illinois Municipal Joint Action Revenue,
	5.00%, 05/01/2014 (ETM)	2,302,460
2,745,000	Round Lake Illinois,
	6.70%, 03/01/2033 (Pre-refunded to 03/01/2013)	3,191,310
1,390,000	Southern Illinois University Revenue,
	5.25%, 04/01/2019 (Insured by NPFGC)	1,599,501
950,000	Winnebago & Boone Counties Illinois School District No. 205,
	5.00%, 02/01/2013 (Insured by AMBAC)	968,848
1,360,000	Winnebago County Illinois School District No. 122,
	0.00%, 01/01/2018 ^ (Insured by FSA)	968,755
		61,811,422
Indiana - 1.6%
	Hammond Indiana Multi-School Building Corporation Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,178,840
1,330,000	5.00%, 07/15/2018 (Insured by NPFGC)	1,555,129
585,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	720,866
3,460,000	Indianapolis Local Public Improvement Bond Waterworks Project,
	5.50%, 07/01/2018	3,915,682
1,650,000	Purdue University Indiana Revenue,
	5.00%, 07/01/2015	1,904,480
1,000,000	South Bend Indiana Community School Building Corporation,
	5.00%, 07/15/2017 (Insured by NPFGC)	1,146,740
		10,421,737
Iowa - 1.2%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (Insured by NPFGC)	1,133,987
3,465,000	Iowa Financial Authority Health Care Facility Revenue Bonds,
	9.25%, 07/01/2025 (Pre-refunded to 07/01/2011)	4,010,322
335,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (ETM)	368,168
2,535,000	Tobacco Settlement Authority Iowa Revenue Bonds,
	5.30%, 06/01/2025 (Pre-refunded to 06/01/2011)	2,696,429
		8,208,906
Kansas - 0.3%
1,865,000	Wyandotte County Kansas Revenue,
	5.00%, 09/01/2019 (Insured by BHAC)	2,212,338
Louisiana - 1.9%
400,000	Houma-Terrebonne Public Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	413,264
1,000,000	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue,
	7.30%, 04/01/2011 (ETM)	1,096,170
1,450,000	Jefferson Parish Louisiana Home Mortgage Authority,
	7.10%, 08/01/2010 (ETM)	1,529,039
7,730,000	Louisiana Public Facilities Authority Revenue,
	5.50%, 05/15/2032 (Pre-refunded to 05/15/2026)	9,358,711
		12,397,184
Maine - 0.8%
4,340,000	Maine Health & Higher Education Facilities Authority,
	5.00%, 07/01/2035 (Pre-refunded to 07/15/2015)	5,080,968
Massachusetts - 2.5%
	Massachusetts State,
5,745,000	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,826,784
	Massachusetts State Obligations Tax Revenue:
1,000,000	5.25%, 01/01/2026 (Pre-refunded to 01/01/2014)	1,140,610
910,000	5.75%, 01/01/2032 (Pre-refunded to 01/01/2014)	1,056,446
	Massachusetts State Water Resources Authority: (ETM)
4,105,000	5.25%, 12/01/2015	4,682,204
2,200,000	6.50%, 07/15/2019	2,732,730
		16,438,774
Michigan - 2.6%
1,550,000	Clarkston Michigan Community Schools,
	5.00%, 05/01/2013 (Insured by FSA)	1,702,768
1,000,000	Cornell Twp Michigan Economic Development Revenue,
	5.875%, 05/01/2018 (Pre-refunded to 05/01/2012)	1,114,540
1,000,000	Detroit Michigan City School District,
	5.00%, 05/01/2016 (Insured by FSA)	1,061,270
2,185,000	Detroit Michigan Sewer Disposal Revenue,
	5.00%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,538,664
1,550,000	Harper Creek Michigan Community School District,
	5.00%, 05/01/2016 (Insured by FSA)	1,696,289
1,390,000	Jenison Michigan Public Schools,
	5.25%, 05/01/2015 (Insured by NPFGC)	1,562,249
3,000,000	Livonia Michigan Public Schools School District,
	5.00%, 05/01/2022 (Insured by NPFGC)	3,127,950
4,000,000	Michigan State Housing Development Authority,
	4.75%, 06/01/2016	4,098,360
		16,902,090
Minnesota - 0.7%
1,040,000	Centennial Independent School District No. 12 Minnesota,
	5.00%, 02/01/2014 (Pre-refunded to 02/01/2012, FSA Insured)	1,120,766
1,215,000	Robbinsdale Independent School District No. 281,
	5.00%, 07/01/2020 (Pre-refunded to 02/01/2012, FSA Insured)	1,309,357
2,225,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	2,547,002
		4,977,125
Mississippi - 0.5%
1,110,000	Mississippi Development Bank Special Obligations,
	5.25%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,309,223
850,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	736,516
1,000,000	Mississippi State,
	5.00%, 11/01/2021 (Pre-refunded to 11/01/2012)	1,108,510
		3,154,249
Missouri - 0.4%
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,415,140
Nebraska - 1.9%
1,640,000	Nebraska Public Power District Revenue,
	5.00%, 01/01/2015 (Insured by NPFGC)	1,852,134
9,150,000	Omaha Nebraska Public Electric Power District Revenue,
	6.20%, 02/01/2017 (ETM)	11,017,607
		12,869,741
Nevada - 0.7%
2,080,000	Las Vegas Clark County Nevada Library District,
	5.00%, 01/01/2017	2,233,837
1,965,000	Reno Nevada Capital Improvement Revenue,
	5.50%, 06/01/2019 (Pre-refunded to 06/01/2012)	2,188,990
		4,422,827
New Jersey - 1.9%
	New Jersey Economic Development Authority Revenue Bonds:
2,250,000	6.375%, 04/01/2018 (Pre-refunded to 05/15/2014)	2,696,850
3,000,000	6.375%, 04/01/2031 (Pre-refunded to 05/15/2014)	3,595,800
1,000,000	New Jersey State Transportation Trust Fund Authority,
	6.00%, 12/15/2017 (Pre-refunded to 12/15/2011)	1,114,270
1,630,000	New Jersey State Turnpike Authority,
	6.50%, 01/01/2016 (ETM)	1,935,707
2,500,000	Tobacco Settlement Financing Corporation,
	6.25%, 06/01/2043 (Pre-refunded to 06/01/2013)	2,934,475
		12,277,102
New Mexico - 0.2%
1,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	5.25%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,157,720
New York - 6.0%
13,230,000	Metropolitan Transit Authority New York,
	6.00%, 04/01/2020 (ETM)	16,879,099
4,730,000	New York City, New York Transitional Financial Authority Building Aid Revenue Bonds,
	5.00%, 01/15/2015 (Insured by FSA)	5,328,534
2,000,000	New York State Dormitory Authority and Personal Income Tax Revenue,
	5.00%, 12/15/2017	2,371,600
1,800,000	New York State Univesity Dormitory Authority Revenue,
	5.50%, 05/15/2013 (Insured by NPFGC)	1,988,748
	New York, New York:
1,000,000	5.00%, 03/01/2016 (FGIC Insured)	1,119,740
1,125,000	5.25%, 08/15/2021	1,295,111
190,000	TSASC Inc. New York,
	4.75%, 06/01/2022	183,605
7,775,000	Westchester Tobacco Asset Securitization Corp. New York,
	6.95%, 07/15/2039 (Pre-refunded to 07/15/2017)	10,332,353
		39,498,790
North Carolina - 2.4%
	North Carolina Eastern Municipal Power Agency Power Systems Revenue: (ETM)
2,370,000	5.00%, 01/01/2017	2,717,300
245,000	6.40%, 01/01/2021	307,135
4,900,000	4.50%, 01/01/2024 (Pre-refunded to 01/01/2022)	5,614,273
6,495,000	North Carolina Medical Care Community Hospital Revenue,
	5.25%, 11/01/2029 (Pre-refunded to 11/01/2014)	7,403,910
		16,042,618
Ohio - 0.5%
1,000,000	Akron Ohio Community Learning Center Income Tax Revenue,
	5.25%, 12/01/2016 (Insured by NPFGC)	1,059,150
2,000,000	Cincinnati Ohio City School District,
	5.00%, 12/01/2016 (Insured by FSA)	2,318,580
130,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (ETM)	152,642
		3,530,372
Oklahoma - 0.4%
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue,
	6.90%, 08/01/2011 (ETM)	2,622,621
Pennsylvania - 4.7%
1,275,000	Central Dauphin Pennsylvania School District,
	6.75%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,625,982
6,595,000	Pennsylvania Convention Center Authority Revenue Bonds,
	6.00%, 09/01/2019 (ETM)	8,134,471
3,390,000	Pennsylvania State Higher Education Facilities Authority Revenue,
	5.00%, 01/01/2029 (Pre-refunded to 01/01/2013)	3,795,681
3,000,000	Pennsylvania State Public School Building Authority Lease Revenue,
	5.00%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,465,120
1,790,000	Philadelphia Pennsylvania Authority For Industrial Development Revenue,
	5.25%, 01/01/2027 (Pre-refunded to 01/01/2017)	2,136,258
3,350,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	4,102,979
	Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
885,000	7.25%, 09/01/2014 (ETM)	1,021,839
4,500,000	5.00%, 09/01/2029 (Pre-refunded to 09/01/2015)	5,194,125
1,500,000	St. Mary Hospital Authority Pennsylvania Health Revenue,
	5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,763,910
		31,240,365
Puerto Rico - 0.5%
1,625,000	Puerto Rico Public Building Authority,
	5.50%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,880,076
1,080,000	Puerto Rico Public Finance Corporation,
	6.00%, 08/01/2026 (ETM)	1,384,225
		3,264,301
South Carolina - 1.5%
285,000	Greenville South Carolina Waterworks Revenue,
	7.00%, 02/01/2010 (ETM)	291,145
4,500,000	Lexington County South Carolina Health Services District Hospital Revenue,
	5.50%, 11/01/2032 (Pre-refunded to 11/01/2013)	5,225,850
3,800,000	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue,
	7.375%, 12/15/2021 (Pre-refunded to 12/15/2010)	4,123,494
		9,640,489
South Dakota - 0.2%
1,175,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	1,387,381
Tennessee - 1.3%
	Metropolitan Government Nashville & Davidson County Tennessee H&E: (ETM)
120,000	6.10%, 07/01/2010	125,132
1,000,000	0.00%, 06/01/2021 ^	657,500
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
	6.50%, 12/01/2014 (ETM)	1,921,625
5,000,000	Shelby County Tennessee Health Educational & Housing Facilities Revenue,
	5.50%, 08/15/2019 (ETM)	5,806,650
		8,510,907
Texas - 13.2%
1,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,271,284
6,060,000	Capital Area Housing Finance Corporation Texas,
	0.00%, 01/01/2016 (ETM) ^	5,148,455
1,500,000	Central Texas Housing Finance Corporation,
	0.00%, 09/01/2016 (ETM) ^	1,231,215
1,000,000	Copperas Cove Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,151,370
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (PSF Guaranteed)	1,727,805
1,355,000	El Paso Texas Waterworks & Sewer Revenue,
	5.00%, 08/15/2018	1,567,871
1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (PSF Guaranteed)	1,966,672
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (PSF Guaranteed)	1,139,210
2,000,000	Harris County Texas,
	5.25%, 10/01/2017 (Pre-refunded to 10/01/2013)	2,309,500
	Harris County Texas Health Facilities Development Corporation Hospital Revenue: (ETM)
8,000,000	5.50%, 10/01/2013	8,857,360
1,720,000	5.50%, 10/01/2019	2,084,158
9,710,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	11,848,822
1,920,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (ETM)	2,224,454
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (Insured by NPFGC)	1,473,339
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (PSF Guaranteed)	1,968,895
1,050,000	Magnolia Texas Independant School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,231,871
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (PSF Guaranteed)	1,397,964
1,125,000	North Central Texas Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,311,030
1,210,000	Pearland Texas Waterworks & Sewage,
	5.25%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,403,285
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,495,103
400,000	Sam Rayburn Texas Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	420,412
11,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	14,045,114
2,100,000	San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
	0.00%, 08/15/2015 (ETM) ^	1,825,971
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (PSF Guaranteed)	2,282,680
575,000	Socorro Texas Independent School District,
	5.25%, 08/15/2012 (PSF Guaranteed)	641,160
1,000,000	Spring Texas Independent School District,
	5.00%, 08/15/2019 (PSF Guaranteed)	1,172,410
7,775,000	Tarrant County Texas Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	9,745,885
835,000	Tarrant County Texas Housing Finance Corporation Revenue Bonds,
	0.00%, 09/15/2016 (ETM) ^	684,617
180,000	Texas Public Building Authority Revenue,
	7.125%, 08/01/2011 (ETM)	192,989
1,900,000	Trinity River Authority Texas Revenue,
	5.50%, 02/01/2021 (Pre-refunded to 02/01/2013, Insured by NPFGC)	2,163,929
1,000,000	University of Houston Texas,
	5.25%, 02/15/2012 (FSA Insured)	1,097,190
		87,082,020
Utah - 0.1%
470,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (ETM)	556,480
Virginia - 0.8%
1,095,000	Bristol Virginia Utility Systems General Obligations,
	5.50%, 11/01/2018 (ETM)	1,316,869
3,165,000	Tobacco Settlement Financing Corporation Revenue,
	5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	3,747,645
		5,064,514
Washington - 0.2%
1,000,000	Snohomish County Washington Public Utilities Revenue,
	6.80%, 01/01/2020 (ETM, Insured by NPFGC)	1,264,200
West Virginia - 1.0%
7,365,000	Berkeley Brooke Fayette Counties West Virginia Single Family Mortgage Revenue,
	0.00%, 12/01/2014 (ETM) ^	6,525,906
Wisconsin - 3.0%
	Badger Tobacco Asset Securitization Corporation Wisconsin:
3,860,000	6.125%, 06/01/2027 (Pre-refunded to various dates)	4,227,279
8,025,000	6.375%, 06/01/2032 (Pre-refunded to 06/01/2012)	9,068,731
	Ladysmith-Hawkins Wisconsin School District General Obligation,
3,000,000	5.20%, 04/01/2018 (Insured by NPFGC)	3,064,530
	Wisconsin State Health & Educational Facilities Revenue,
3,320,000	5.00%, 12/01/2019 (Insured by NPFGC)	3,429,361
		19,789,901
	TOTAL MUNICIPAL BONDS (Cost $605,450,691)	632,783,970

Shares		Value
SHORT-TERM INVESTMENTS - 5.2%
Money Market Fund - 5.2%
34,106,405	Fidelity Institutional Tax-Exempt Portfolio,
	0.11%, 12/31/2031	34,106,405
	TOTAL SHORT-TERM INVESTMENTS (Cost $34,106,405)	34,106,405
	Total Investments (Cost $639,557,096) - 101.3%	666,890,375
	Liabilities in Excess of Other Assets - (1.3)%	(8,751,798)
	TOTAL NET ASSETS - 100.0%	$658,138,577

ETM - Escrowed to Maturity
^ Non-Income Producing

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$ -	$ 632,783,970	$ -	$ 632,783,970
Total Fixed Income	-	632,783,970	-	632,783,970

Short-Term Investments
Money Market Mutual Funds	34,106,405	-	-	34,106,405
Total Short-Term Investments	34,106,405	-	-	34,106,405

Total Investments in Securities	$ 34,106,405	$ 632,783,970	$ -	$ 666,890,375

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 96.9%
Asset Backed Securities - 4.6%
$8,000,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 0.313%, 02/15/2013	$7,972,010
	Bayview Financial Acquisition Trust:
2,000,000	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	1,716,967
5,000,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	1,796,844
1,525,000	Chase Issuance Trust,
	Series 2005-A10, Class A10, 4.65%, 12/17/2012	1,585,186
	Contimortgage Home Equity Trust:
968	Series 1997-2, Class A9, 7.09%, 04/15/2028	904
3,710	Series 1999-3, Class A8, 5.884%, 05/25/2029	3,676
	Countrywide Asset-Backed Certificates:
3,812,112	Series 2006-S2, Class A2, 5.627%, 07/25/2027	2,886,301
1,613,535	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030	1,263,965
1,410,334	Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,261,099
4,719,823	Series 2005-1, Class AF6, 5.03%, 07/25/2035	3,561,677
4,842,603	Series 2005-10, Class AF6, 4.915%, 02/25/2036	2,688,546
1,964,262	Series 2005-17, Class 1AF5, 5.564%, 05/25/2036	1,045,056
2,571,142	Series 2007-S1, Class A6, 5.693%, 11/25/2036	1,073,086
7,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	6,409,276
1,500,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	753,323
846,846	Credit Based Asset Servicing and Securities,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	773,114
	Discover Card Master Trust I:
1,700,000	Series 2004-2,Class A2, 4.31%, 05/15/2012	1,699,046
2,000,000	Series 2003-4, Class A2, 1.32%, 05/15/2013	1,990,188
211,342	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	172,818
	GE Capital Mortgage Services, Inc.:
1,930	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	1,912
29,184	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	26,676
	Green Tree Financial Corporation:
957,549	Series 1993-3, Class A7, 6.40%, 10/15/2018	905,214
718,057	Series 1993-4, Class A5, 7.05%, 01/15/2019	714,307
1,866,638	Series 1998-2, Class A5, 6.24%, 12/01/2028	1,721,706
120,014	Series 1997-6, Class A8, 7.07%, 01/15/2029	115,905
1,535,259	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,316,667
929,711	Series 1998-4, Class A5, 6.18%, 04/01/2030	849,973
883,449	GSAA Home Equity Trust,
	Series 2005-1, Class AF2, 4.316%, 11/25/2034	833,412
82,388	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 5.749%, 11/20/2028	79,652
206,356	Impac CMB Trust,
	Series 2004-4, Class 2A2, 5.249%, 09/25/2034	156,134
3,200,000	MBNA Master Credit Card Trust,
	Series 2005-4A, Class A4, 3.38%, 11/15/2012	3,187,389
89,419	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	72,231
1,049,222	RAAC Series,
	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	887,433
3,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-1, Class AF3, 5.612%, 04/25/2037	1,018,125
	Residential Asset Mortgage Products, Inc.:
1,228,055	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,084,037
881,185	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	655,223
	Residential Asset Securities Corporation:
246,720	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	143,855
250,909	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	206,517
2,600,000	Stingray Pass-Thru Certificates,
	Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007 and 09/19/2007, Cost $1,540,761
	and $821,692, respectively) * † **	1,300,000
1,377,397	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	800,051
		54,729,501
Financial - 17.2%
3,500,000	Aegon NV,
	4.75%, 06/01/2013 f	3,512,782
2,450,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	2,717,030
	American General Finance Corporation Senior Notes:
1,250,000	8.45%, 10/15/2009	1,248,430
1,150,000	4.875%, 05/15/2010	1,104,672
1,000,000	5.85%, 06/01/2013	757,059
500,000	6.90%, 12/15/2017	349,690
1,000,000	American International Group Inc.,
	8.175%, 05/15/2058 (Callable 05/15/2038)	600,000
2,000,000	Ameriprise Financial, Inc.,
	7.30%, 06/28/2019	2,204,744
250,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	184,877
2,330,000	Axa Financial, Inc.,
	7.75%, 08/01/2010	2,429,542
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	233,367
1,265,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,483,312
2,435,000	Bank of Tokyo-Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	2,667,852
929,000	Bank One Corporation Subordinated Notes,
	10.00%, 08/15/2010	986,670
2,175,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 11/30/2009)	1,482,171
2,500,000	Barclays Bank Plc,
	6.75%, 05/22/2019 f	2,796,087
2,400,000	Bear Stearns Cos., Inc., Series B,
	6.95%, 08/10/2012	2,671,644
1,500,000	BOI Capital Funding II,
	5.571%, 02/01/2049 (Callable 02/01/2016) (Acquired 09/03/2008; Cost $1,002,924) * f	600,000
2,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 f	800,000
2,000,000	Capmark Financial Group, Inc.,
	6.30%, 05/10/2017	459,690
1,267,000	CIT Group Funding Company of Canada,
	5.20%, 06/01/2015 f	991,040
	CIT Group, Inc.:
500,000	5.40%, 01/30/2016	315,203
1,670,000	6.10%, 03/15/2067 (Callable 03/15/2017)	225,450
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057 (Callable 12/21/2037)	1,777,500
1,000,000	Citigroup, Inc.,
	5.50%, 04/11/2013	1,023,326
	Corp Andina De Fomento Notes: f
675,000	7.375%, 01/18/2011	713,702
340,000	5.75%, 01/12/2017	345,839
4,505,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	4,512,122
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049 (Acquired 05/23/2007; Cost $1,000,000) * f	710,000
330,000	Deutsche Bank Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	347,974
5,750,000	Export-Import Bank Korea Notes,
	5.125%, 02/14/2011 f	5,929,877
4,935,000	Fifth Third Bank,
	4.20%, 02/23/2010	4,974,376
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 11/30/2009)	2,111,457
1,575,000	First Empire Capital Trust II,
	8.277%, 06/01/2027 (Callable 11/30/2009)	1,062,764
3,500,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027 (Callable 11/30/2009)	3,174,682
686,508	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	754,438
4,475,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	4,388,762
5,700,000	First Tennessee Bank,
	0.59%, 02/14/2011	5,272,768
1,748,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 11/30/2009)	1,747,016
5,107,000	First Union Institutional Capital I,
	8.04%, 12/01/2026 (Callable 11/30/2009)	4,941,017
1,460,000	First Union Institutional Capital II,
	7.85%, 01/01/2027 (Callable 11/30/2009)	1,387,380
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026 (Callable 11/30/2009)	2,400,000
2,300,000	FMR LLC Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003 - 12/21/2007; Aggregate Cost $2,240,430) *	2,327,526
1,000,000	GE Global Insurance Holding Corporation,
	7.50%, 06/15/2010	1,032,939
	General Electric Capital Corporation:
2,030,000	5.50%, 11/15/2011 (Callable 05/15/2010)	2,035,621
889,000	1.146%, 08/02/2012	837,905
1,100,000	5.90%, 05/13/2014	1,179,520
2,475,000	4.375%, 09/21/2015	2,451,143
2,175,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 - 06/19/2008; Aggregate Cost $2,125,476) *	2,086,212
	GMAC LLC:
100,000	7.25%, 03/02/2011	96,106
336,000	7.50%, 12/31/2013 (Acquired 06/21/2005 - 10/17/2007; Aggregate Cost $1,079,612) *	294,000
150,000	6.75%, 12/01/2014	126,377
403,000	8.00%, 12/31/2018 (Acquired 06/21/2005 - 10/17/2007; Aggregate Cost $1,430,507) *	304,265
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	1,083,690
1,000,000	Goldman Sachs Group Inc.,
	6.25%, 09/01/2017	1,057,593
500,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 01/05/2009, Cost $500,000) *	559,341
2,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 and 11/08/2007; Cost $1,000,000 and
	$1,783,656, respectively) *	2,296,000
2,200,000	Hartford Financial Services Group Inc.,
	8.125%, 06/15/2038 (Callable 06/15/2018)	1,958,000
1,000,000	Holcim US Finance,
	6.00%, 12/30/2019 (Acquired 09/24/2009; Cost $986,740) * f	1,012,168
950,000	HSBC Bank PLC Subordinated Notes,
	6.95%, 03/15/2011 f	996,976
2,100,000	HSBC Holdings PLC Subordinated Notes,
	6.50%, 09/15/2037 f	2,271,404
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026 (Callable 11/30/2009) (Acquired 03/08/2007; Cost $411,245) *	402,605
500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 11/30/2009) (Acquired 11/06/2007; Cost $516,711) *	503,272
3,150,000	Huntington National Bank Notes,
	8.00%, 04/01/2010	3,158,949
2,400,000	ING Security Life Institutional Funding Senior Unsecured Notes,
	0.699%, 01/15/2010	2,401,282
	Invesco Ltd. Notes: f
1,015,000	5.375%, 02/27/2013	1,020,651
921,000	5.375%, 12/15/2014	883,166
900,000	J.P. Morgan Chase & Company Notes,
	5.875%, 03/15/2035	799,961
1,255,000	Jefferies Group Inc.,
	6.25%, 01/15/2036	1,003,749
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011 (Acquired 06/06/2008 and 07/22/2008; Cost $199,243 and
	$769,803, respectively) * f	265,625
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,406,372
2,550,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 08/24/2009; Cost $2,751,641) * f	2,814,228
	Lehman Brothers Holdings, Inc. Notes: @
750,000	8.50%, 08/01/2015	127,500
1,425,000	6.50%, 07/19/2017	143
2,500,000	Liberty Mutual Group,
	10.75%, 06/15/2058 (Callable 06/15/2038) (Acquired 05/21/2008; Cost $2,445,125) *	2,375,000
565,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,716) *	434,008
1,125,000	Lincoln National Corporation,
	6.05%, 04/20/2067 (Callable 04/20/2017)	759,375
	Marsh & McLennan Companies, Inc.:
800,000	5.375%, 07/15/2014	832,526
500,000	9.25%, 04/15/2019	626,570
1,000,000	Massachusetts Mutual Life Insurance Company,
	8.875%, 06/01/2039 (Acquired 05/27/2009; Cost 987,100) *	1,225,532
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $800,000) *	352,000
	Merrill Lynch & Company:
1,000,000	6.40%, 08/28/2017	1,012,764
1,750,000	6.875%, 04/25/2018	1,840,470
1,275,000	7.75%, 05/14/2038	1,436,822
422,000	Metlife, Inc.,
	6.50%, 12/15/2032	466,475
1,650,000	Metropolitan Life Global Funding I,
	2.189%, 05/17/2010 (Acquired 12/31/2008 and 04/23/2009; Cost $1,498,931 and
	$96,955, respectively) *	1,646,616
3,444,000	The Mony Group, Inc.,
	8.35%, 03/15/2010	3,528,874
2,000,000	Morgan Stanley Senior Unsecured Notes:
	5.625%, 01/09/2012	2,119,198
475,000	Morgan Stanley Subordinated Notes,
	4.75%, 04/01/2014	471,494
510,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	559,356
1,250,000	National City Bank of Cleveland Subordinated Notes,
	4.625%, 05/01/2013	1,241,681
2,850,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	2,969,905
1,750,000	National Westminster Bank Subordinated Notes,
	7.375%, 10/01/2009 f	1,750,000
2,000,000	Nationwide Building Society,
	4.25%, 02/01/2010 (Acquired 12/02/2008; Cost $1,982,797) * f	2,001,850
1,500,000	Nationwide Financial Services,
	6.25%, 11/15/2011	1,552,911
4,921,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	4,760,477
4,334,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 11/30/2009)	4,225,650
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 11/30/2009)	2,300,000
3,000,000	Pemex Finance Ltd.,
	10.61%, 08/15/2017	3,690,000
1,600,000	Pricoa Global Funding I,
	2.066%, 06/04/2010 (Acquired 03/06/2009; Cost $1,514,271) *	1,590,083
1,800,000	Prudential Financial Inc., Series D,
	3.625%, 09/17/2012	1,811,108
4,750,000	Regions Financing Trust II,
	6.625%, 05/15/2047	3,051,875
1,000,000	Republic New York Capital I,
	7.75%, 11/15/2026	957,359
700,000	Republic New York Corporation Debentures,
	9.125%, 05/15/2021	779,292
1,000,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	1,018,830
1,500,000	Santander Issuances,
	6.50%, 08/11/2019 (Callable 08/11/2014) (Acquired 10/18/2007; Cost $1,792,097) * f	1,559,660
8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	7,929,640
500,000	SLM Corporation Notes,
	5.625%, 08/01/2033	313,817
	Sovereign Bancorp, Inc.:
1,500,000	3.44%, 03/23/2010	1,498,103
800,000	4.80%, 09/01/2010	823,426
745,000	4.90%, 09/23/2010	767,319
1,500,000	8.75%, 05/30/2018	1,729,179
3,000,000	Sun Life Financial Global Funding,
	0.528%, 07/06/2010 (Acquired 03/25/2009; Cost $2,862,961) *	2,960,952
1,000,000	Symetra Financial Corporation Senior Notes,
	6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	847,825
1,709,000	TECO Finance Inc.,
	7.00%, 05/01/2012	1,825,738
2,400,000	Toll Road Inv. Partnership II,
	0.00%, 02/15/2011 (Acquired 06/19/2008; Cost $2,162,381) * ^	2,206,886
1,400,000	Transamerica Finance Corporation Debentures,
	0.00%, 03/01/2010 (Callable 11/30/2009) ^	1,365,672
1,000,000	Travelers Companies, Inc.,
	6.75%, 06/20/2036	1,188,497
560,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	622,286
1,015,000	Unitedhealth Group, Inc.,
	4.875%, 02/15/2013	1,054,963
301,000	United Mexican States Notes,
	6.75%, 09/27/2034 f	331,100
650,000	Washington Mutual Preferred Funding Trust I,
	6.534%, 03/29/2049 (Callable 03/15/2011) (Acquired 07/31/2007; Cost $606,756) * @	6,500
2,788,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015	2,953,393
	Willis North America Inc.:
2,073,000	5.125%, 07/15/2010	2,081,920
750,000	5.625%, 07/15/2015	736,827
		205,382,405
Industrial - 12.4%
	Ameritech Capital Funding Debentures:
2,236,691	9.10%, 06/01/2016	2,570,251
1,500,000	6.45%, 01/15/2018	1,609,717
2,000,000	Anglo American Capital PLC,
	9.375%, 04/08/2019 (Acquired 04/02/2009; Cost $2,000,000) * f	2,430,000
	British Telecom PLC Notes: f
5,021,000	9.125%, 12/15/2010	5,405,995
600,000	9.625%, 12/15/2030	768,644
600,000	Bunge Limited Finance Corporation Notes,
	5.35%, 04/15/2014	622,257
3,000,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	2,965,983
1,500,000	CA Inc.,
	4.75%, 12/01/2009 (Acquired 07/02/2009; Cost $1,504,268) *	1,506,459
1,000,000	Canadian National Resources,
	6.25%, 03/15/2038 f	1,065,337
800,000	Clear Channel Communications Senior Unsubordinated Notes,
	5.50%, 12/15/2016	300,000
400,000	Comcast Cable Communication Holdings,
	8.375%, 03/15/2013	464,580
680,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	771,706
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,116,162
825,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	983,454
5,000,000	Computer Sciences Corporation,
	7.375%, 06/15/2011	5,405,310
	ConAgra Foods, Inc.:
837,000	5.819%, 06/15/2017	901,513
120,000	9.75%, 03/01/2021	156,072
	Continental Airlines, Inc. Pass-Thru Certificates:
83,497	Series 2000-2, Class C, 8.312%, 10/02/2012	74,312
367,978	Series 1997-4, 6.90%, 01/02/2018	342,220
	COX Communications Inc.:
1,000,000	7.75%, 11/01/2010	1,058,190
1,775,000	7.125%, 10/01/2012	1,980,052
2,000,000	5.45%, 12/15/2014	2,148,452
1,000,000	COX Enterprises, Inc.,
	7.875%, 09/15/2010 (Acquired 08/12/2009; Cost $1,044,490) *	1,046,185
2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	2,141,010
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	983,750
	Deutsche Telekom International Finance BV: f
1,800,000	8.50%, 06/15/2010	1,886,749
300,000	8.25%, 06/15/2030	388,507
	Donnelley (R.R.) & Sons Co.:
4,900,000	4.95%, 05/15/2010	4,940,028
2,500,000	8.60%, 08/15/2016	2,633,255
1,500,000	6.125%, 01/15/2017	1,414,218
635,000	FedEx Corporation,
	9.65%, 06/15/2012	741,884
3,126,264	FedEx Corporation Pass-Thru Certificates,
	Series 1998-1, 6.845%, 01/15/2019	3,157,526
5,225,000	Fiserv, Inc.,
	6.125%, 11/20/2012	5,663,048
2,200,000	GTE Corporation Debentures,
	6.84%, 04/15/2018	2,397,083
3,500,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 - 06/15/2009; Aggregate Cost $3,696,075) *	3,662,942
650,000	Health Management Association,
	6.125%, 04/15/2016	604,500
1,950,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 - 12/17/2007; Aggregate Cost $1,976,037) *	2,032,928
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,024,134
850,000	Johnson Controls Inc., Senior Notes,
	6.00%, 01/15/2036	771,954
400,000	Laboratory Corporation of America,
	5.625%, 12/15/2015	413,569
900,000	Lafarge S.A. Notes,
	7.125%, 07/15/2036 f	861,220
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	947,889
650,000	McClatchy Company,
	5.75%, 09/01/2017	351,000
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	1,102,746
1,050,000	New Cingular Wireless Services, Inc. Senior Notes,
	8.75%, 03/01/2031	1,390,894
1,500,000	Nextel Communications,
	7.375%, 08/01/2015	1,346,250
2,625,000	Pacific Energy Partners,
	7.125%, 06/15/2014	2,718,529
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	353,239
400,000	PCCW-HWT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	411,224
2,800,000	Pemex Project Funding Master Trust,
	5.75%, 03/01/2018	2,768,500
4,095,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	4,213,628
4,975,000	Premcor Refining Group,
	7.50%, 06/15/2015 (Callable 11/30/2009)	5,106,255
1,000,000	Questar Market Resources Inc.,
	6.80%, 03/01/2020	1,029,205
200,000	Qwest Capital Funding, Inc.,
	7.25%, 02/15/2011	200,000
500,000	Rio Tinto Alcan Inc.,
	5.75%, 06/01/2035 f	481,793
3,700,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	3,978,758
1,500,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $1,482,015) * f	1,589,807
	Sprint Capital Corporation:
2,800,000	6.90%, 05/01/2019	2,506,000
358,000	8.75%, 03/15/2032	338,310
1,000,000	Target Corporation,
	6.50%, 10/15/2037	1,118,856
	Telecom Italia Capital: f
1,400,000	6.20%, 07/18/2011	1,490,885
2,000,000	7.175%, 06/18/2019	2,231,686
2,100,000	7.20%, 07/18/2036	2,372,729
2,075,000	Telefonica Emisones S.A.,
	6.221%, 07/03/2017 f	2,290,609
1,000,000	Teva Pharmaceutical Finance LLC,
	5.55%, 02/01/2016	1,070,832
2,800,000	Time Warner Cable, Inc.,
	6.75%, 06/15/2039	3,028,021
	Time Warner, Inc.:
2,000,000	6.875%, 05/01/2012	2,201,640
1,100,000	7.625%, 04/15/2031	1,232,814
500,000	7.70%, 05/01/2032	565,393
1,000,000	6.55%, 05/01/2037	1,062,556
3,000,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 f	3,140,457
	Tyco International Finance: f
1,775,000	6.375%, 10/15/2011	1,913,452
300,000	6.00%, 11/15/2013	321,700
269,803	United AirLines, Inc. Pass-Thru Certificates,
	Series 2000-2, Class C, 7.762%, 10/01/2049	261,709
452,921	U.S. Airways Pass-Thru Certificate,
	Series 1998-1, 6.85%, 01/30/2018 † **	394,626
	Vale Overseas Limited: f
350,000	8.25%, 01/17/2034	417,003
1,450,000	6.875%, 11/21/2036	1,500,070
2,000,000	Verizon Wireless,
	8.50%, 11/15/2018 (Acquired 11/18/2008; Cost $1,978,700) *	2,497,264
2,250,000	Viacom, Inc. Senior Notes,
	7.70%, 07/30/2010	2,336,623
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	2,005,007
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018	2,150,956
500,000	7.15%, 11/30/2037	537,489
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	1,001,357
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	107,521
4,014,000	Weyerhaeuser Company,
	5.25%, 12/15/2009	4,027,046
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $3,598,884) * f	4,041,173
		148,564,657
Mortgage Backed Securities - 34.5%
	Bank of America Alternative Loan Trust:
432,818	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	432,142
792,232	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	775,150
505,833	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	479,752
531,132	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	519,182
814,600	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	763,687
3,798,158	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	3,216,402
2,896,302	Series 2005-10, Class 5A1, 5.25%, 11/25/2020	2,424,417
3,772,215	Series 2007-1, Class 4A1, 6.098%, 04/25/2022	3,074,355
1,494,509	Series 2003-11, Class 2A1, 6.00%, 01/25/2034	1,427,257
794,981	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	577,604
1,115,297	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	890,051
633,437	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	501,747
2,140,710	Series 2006-5, Class CB7, 6.00%, 06/25/2046	1,771,881
832,646	Chase Commercial Mortgage Securities Corporation,
	Series 1999-2, Class A2, 7.198%, 01/15/2032	832,110
	Chase Mortgage Finance Corporation:
1,178,987	Series 2003-S13, Class A11, 5.50%, 11/25/2033	1,184,264
6,000,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	4,187,793
580,474	Citicorp Mortgage Securities, Inc.,
	Series 2004-3, Class A2, 5.25%, 05/25/2034	560,600
1,254,620	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1,075,837
	Countrywide Alternative Loan Trust:
1,202,794	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	958,142
6,078,132	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	4,300,278
1,188,471	Series 2006-J5, Class 3A1, 6.132%, 07/25/2021	944,835
1,468,183	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	1,225,932
1,472,010	Series 2002-11, Class A4, 6.25%, 10/25/2032	1,442,410
3,000,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	2,162,018
2,233,700	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,790,699
2,842,098	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,954,668
522,527	Countrywide Home Loans, Inc.,
	Series 2003-39, Class A5, 5.00%, 05/25/2012	518,597
1,194,808	CS First Boston Mortgage Securities Corp.,
	Series 2004-4, Class 2A5, 5.50%, 06/25/2015	1,185,437
356,088	Deutsche Mortgage Securities, Inc.,
	Series 2004-4, Class 1A6, 5.65%, 04/25/2034	295,213
1,900,110	Deutsche Securities Inc. Mortgage,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	1,078,782
	Federal Gold Loan Mortgage Corporation (FGLMC):
121,798	6.50%, 07/01/2014	130,300
1,056,889	6.00%, 06/01/2020	1,130,128
535,346	5.50%, 11/01/2022	568,214
639,462	5.00%, 06/01/2023	667,998
487,281	5.50%, 07/01/2023	517,178
1,262,359	6.50%, 06/01/2029	1,360,639
5,131,706	5.50%, 01/01/2036	5,390,964
3,283,778	6.00%, 12/01/2036	3,475,879
4,906,231	5.50%, 04/01/2037	5,142,599
	Federal Home Loan Mortgage Corporation (FHLMC):
843,317	Series 3124, Class VP, 6.00%, 06/15/2014	905,055
385,319	Series 2695, Class UA, 5.50%, 09/15/2014	402,488
1,710,484	Series R007, Class AC, 5.875%, 05/15/2016	1,764,944
3,299,504	Series R003, Class VA, 5.50%, 08/15/2016	3,522,166
2,067,908	Series 3097, Class MC, 6.00%, 11/15/2016	2,220,139
424,231	Series 2391, Class QR, 5.50%, 12/15/2016	452,439
3,796,635	Series R009, Class AJ, 5.75%, 12/15/2018	3,969,646
129,913	Series 206, Class E, 0.00%, 07/15/2019 ^	121,496
1,453,413	Series R010, Class AB, 5.50%, 12/15/2019	1,515,861
71,602	Series 141, Class D, 5.00%, 05/15/2021	73,079
74,439	Series 1074, Class I, 6.75%, 05/15/2021	79,813
416,922	Series 1081, Class K, 7.00%, 05/15/2021	462,960
63,056	Series 163, Class F, 6.00%, 07/15/2021	67,174
128,156	Series 188, Class H, 7.00%, 09/15/2021	138,688
60,863	Series 1286, Class A, 6.00%, 05/15/2022	63,621
2,285,539	Series 1694, Class PK, 6.50%, 03/15/2024	2,479,800
17,963,331	Series 2009-15, Class MA, 4.00%, 03/25/2024	18,674,653
1,102,420	Series 2664, Class LG, 5.50%, 07/15/2028	1,128,587
2,495,822	Series 2552, Class ND, 5.50%, 10/15/2031	2,590,306
	Federal National Mortgage Association (FNMA):
1,512,654	5.00%, 02/01/2018	1,608,022
1,957,764	5.00%, 12/01/2019	2,079,971
1,310,419	5.50%, 01/01/2023	1,391,268
1,906,876	5.50%, 07/01/2023	2,024,432
4,045,877	5.00%, 11/01/2023	4,241,512
2,161,176	6.00%, 03/01/2026	2,303,540
5,087,275	6.00%, 05/01/2026	5,422,391
6,409,681	5.00%, 05/01/2028	6,694,604
472,046	6.00%, 03/01/2033	502,759
416,626	5.00%, 11/01/2033	432,527
30,767,613	5.50%, 04/01/2034	32,370,093
1,869,550	5.50%, 04/01/2034	1,968,339
2,444,586	5.50%, 09/01/2034	2,568,852
648,169	6.00%, 11/01/2034	688,720
4,125,313	5.50%, 02/01/2035	4,335,017
20,249,291	5.50%, 02/01/2035	21,278,630
10,028,401	5.00%, 06/01/2035	10,401,750
6,462,377	5.00%, 07/01/2035	6,702,966
5,788,124	5.00%, 11/01/2035	5,999,993
11,546,061	5.00%, 02/01/2036	11,968,695
19,245,775	5.00%, 03/01/2036	19,950,251
39,190,821	5.50%, 04/01/2036	41,158,527
6,600,588	5.50%, 11/01/2036	6,922,710
1,661,423	6.00%, 08/01/2037	1,750,828
18,795,133	5.50%, 06/01/2038	19,697,691
3,523,687	Series 2006-B2, Class AB, 5.50%, 05/25/2014	3,674,232
275,361	Series 2003-27, Class OJ, 5.00%, 07/25/2015	278,034
256,660	Series 2003-24, Class PC, 5.00%, 11/25/2015	260,798
58,748	Series 2002-56, Class MC, 5.50%, 09/25/2017	62,678
344,837	Series 1989-37, Class G, 8.00%, 07/25/2019	379,860
60,649	Series 1989-94, Class G, 7.50%, 12/25/2019	67,920
16,830	Series 1990-58, Class J, 7.00%, 05/25/2020	18,623
165,799	Series 1990-76, Class G, 7.00%, 07/25/2020	180,721
69,669	Series 1990-105, Class J, 6.50%, 09/25/2020	76,179
25,972	Series 1990-108, Class G, 7.00%, 09/25/2020	28,309
49,361	Series 1991-1, Class G, 7.00%, 01/25/2021	54,770
55,578	Series 1991-86, Class Z, 6.50%, 07/25/2021	61,109
178,719	Series 2003-28, Class KA, 4.25%, 03/25/2022	184,564
25,960	Series G92-30, Class Z, 7.00%, 06/25/2022	28,466
2,094,779	Series 2003-33, Class LD, 4.25%, 09/25/2022	2,169,720
692,276	Series 1993-58, Class H, 5.50%, 04/25/2023	747,685
453,948	Series 1998-66, Class C, 6.00%, 12/25/2028	495,950
1,532,097	Series 2002-85, Class PD, 5.50%, 05/25/2031	1,585,745
65,209	Series 2003-44, Class AB, 3.75%, 05/25/2033	66,418
2,342,759	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,207,089
4,313,926	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	4,404,248
5,636,468	Series 2004-W10, Class A24, 5.00%, 08/25/2034	5,612,706
4,000,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	3,793,438
	First Horizon Alternative Mortgage Securities:
919,130	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	733,869
1,269,028	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	1,097,709
3,401,178	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	1,931,932
2,950,000	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	3,093,447
	GE Capital Commercial Mortgage Corporation:
6,175,274	Series 2000-1, Class A2, 6.496%, 01/15/2033	6,406,409
2,865,000	Series 2002-3A, Class AZ, 4.996%, 12/10/2037	2,957,550
6,200,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	6,290,876
10,100,000	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C1, Class A2, 4.079%, 05/10/2036	10,096,433
	Government National Mortgage Association (GNMA):
381,896	6.00%, 11/20/2033	408,201
800,000	Series 2004-78, Class C, 4.658%, 04/16/2029	841,543
1,285,000	Series 2004-100, Class B, 4.603%, 02/16/2043	1,348,774
1,220,537	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	797,230
3,695,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	3,583,881
	J.P. Morgan Mortgage Trust:
3,100,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	1,977,843
1,499,420	Series 2006-A7, Class 2A2, 5.83%, 01/25/2037	1,054,878
6,100,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	4,340,597
	Master Alternative Loans Trust:
2,575,990	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	2,443,167
1,853,370	Series 2004-4, Class 4A1, 5.00%, 04/25/2019	1,757,807
775,844	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	663,346
576,058	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	569,397
800,000	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06/25/2018	783,013
	Salomon Brothers Mortgage Securities VII:
1,895,283	Series 2000-C1, Class A2, 7.52%, 12/18/2009	1,899,864
3,437,948	Series 2001-C2, Class A3, 6.50%, 10/13/2011	3,631,290
1,069,153	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	1,063,545
2,050,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	2,110,512
	Washington Mutual, Inc. Pass-Thru Certificates:
2,023,583	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,020,422
3,564,639	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	3,520,081
1,245,650	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,139,770
798,533	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	788,424
		411,823,216
Taxable Municipal Bonds - 0.7%
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.125%, 10/01/2023	1,083,270
8,420,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023	6,551,434
615,529	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	581,041
		8,215,745
Utilities - 5.9%
	Allegheny Energy Supply Co. Senior Unsecured Notes:
4,500,000	7.80%, 03/15/2011	4,767,484
1,500,000	5.75%, 10/15/2019 (Acquired 09/22/2009; Cost $1,494,525) *	1,498,950
850,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,029,124
599,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	612,220
1,000,000	Constellation Energy Group Inc. Senior Unsecured Notes,
	4.55%, 06/15/2015	974,489
1,700,000	DCP Midstream LLC,
	7.875%, 08/16/2010	1,781,887
	Enel Finance International:
2,475,000	5.125%, 10/07/2019	2,464,110
1,900,000	6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $1,894,965) * f	2,205,425
750,000	Energy Transfer Partners,
	5.65%, 08/01/2012	790,897
2,730,000	Entergy Gulf States Inc.,
	5.12%, 08/01/2010 (Callable 11/30/2009)	2,736,926
5,625,000	Exelon Corporation Senior Notes,
	4.45%, 06/15/2010	5,740,678
2,500,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 (Callable 09/01/2017)	2,450,000
705,344	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 06/27/2006; Cost $684,383) *	699,306
	Kinder Morgan Energy Partners Senior Notes:
1,000,000	9.00%, 02/01/2019	1,211,646
2,250,000	6.95%, 01/15/2038	2,416,678
1,000,000	6.50%, 09/01/2039	1,017,270
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	857,250
164,058	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $164,058) *	164,706
	Korea Electric Power Corporation: f
100,000	7.75%, 04/01/2013	112,202
2,165,000	6.75%, 08/01/2027	2,153,857
1,325,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,450,724
1,500,000	National Rural Utilities Coop,
	10.375%, 11/01/2018	1,983,849
	NiSource Finance Corporation:
2,875,000	7.875%, 11/15/2010	3,024,543
2,948,000	6.15%, 03/01/2013	3,087,060
625,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	669,425
1,000,000	Plains All American Pipeline Senior Notes,
	5.625%, 12/15/2013	1,039,395
300,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	321,526
	PSE&G Power LLC:
2,250,000	7.75%, 04/15/2011	2,430,907
350,000	5.00%, 04/01/2014	364,688
144,000	5.32%, 09/15/2016	147,630
1,564,583	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	1,809,690
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $1,397,676) *	1,441,859
3,500,000	Spectra Energy Capital,
	5.668%, 08/15/2014	3,714,942
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,175,825
2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f	2,255,382
2,200,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
	8.875%, 07/15/2012	2,536,433
	Vectren Utility Holdings:
875,000	6.625%, 12/01/2011	926,384
1,100,000	5.25%, 08/01/2013	1,143,479
	Williams Companies, Inc. Notes:
4,675,000	6.375%, 10/01/2010 (Acquired 07/09/2008 - 08/14/2009; Aggregate Cost $4,732,726) *	4,799,444
550,000	8.125%, 03/15/2012	597,833
		70,606,123
U.S. Government Agency Issues - 1.0%
11,775,000	Federal National Mortgage Association (FNMA),
	2.75%, 03/13/2014	11,956,818
U.S. Treasury Obligations - 20.6%
	U.S. Treasury Bonds:
45,750,000	2.25%, 05/31/2014	45,889,400
147,025,000	6.25%, 08/15/2023	184,286,722
14,000,000	5.25%, 11/15/2028	16,244,382
		246,420,504
	TOTAL LONG-TERM INVESTMENTS (Cost $1,168,259,101)	1,157,698,969

SHORT-TERM INVESTMENTS - 4.1%
Money Market Mutual Funds - 4.1%
48,286,877	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	48,286,877
	TOTAL SHORT-TERM INVESTMENTS (Cost $48,286,877)	48,286,877
Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 21.3%
	Commercial Paper - 0.2%
4,291,114	Atlantic East Funding LLC, 3.059%, 03/25/10 † **	2,377,629
	TOTAL COMMERCIAL PAPER (Cost $4,291,114)	2,377,629
Shares
	Investment Companies - 20.9%
248,484,131	Mount Vernon Securities Lending Trust Prime Portfolio	248,484,131
1,674,830	Reserve Primary Fund † **	1,415,545
	TOTAL INVESTMENT COMPANIES (Cost $250,158,961)	249,899,676

	Other Investments - 0.2%
	Support Agreement** ^ α	1,633,605
	Retained Securities Lending Income ∞	279,880
	Cash Contribution from Transfer Agent/Administrator €	259,285
	TOTAL OTHER INVESTMENTS (Cost $0)	2,172,770

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $254,450,075)	254,450,075
	Total Investments (Cost $1,470,996,053) - 122.3%	1,460,435,921
	Liabilities in Excess of Other Assets - (22.3)%	(266,012,681)
	TOTAL NET ASSETS - 100.0%	$1,194,423,240

*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
^	Non-Income Producing
@	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.
∞	The Fund deposited its securities lending income into a reserve account from July 2008 through January 2009, which reserve may be used to cover additional losses by the Fund on its investment in Atlantic East Funding, LLC after applying amounts payable under the support agreement (see note α).
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund, which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 53,429,501	$ 1,300,000	$ 54,729,501
Corporate Debt Securities	-	424,158,559	394,626	424,553,185
Mortgage Backed Securities	-	411,823,216	-	411,823,216
Taxable Municipal Bonds	-	8,215,745	-	8,215,745
U.S. Government Agency Issues	-	11,956,818	-	11,956,818
U.S. Treasury Obligations	-	246,420,504	-	246,420,504
Total Fixed Income	-	1,156,004,343	1,694,626	1,157,698,969

Short-Term Investments
Money Market Mutual Funds	48,286,877	-	-	48,286,877
Total Short-Term Investments	48,286,877	-	-	48,286,877

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	2,377,629	-	2,377,629
Money Market Mutual Funds	248,484,131	-	1,415,545	249,899,676
Other Investments	539,165	1,633,605	-	2,172,770
Total Investments Purchased with
Cash Proceeds from Securities Lending	249,023,296	4,011,234	1,415,545	254,450,075

Total Investments in Securities	$ 297,310,173	$ 1,160,015,577	$ 3,110,171	$1,460,435,921

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$ 4,580,447
Accrued discounts/premiums	-
Realized gain (loss)	1,209
Change in unrealized appreciation (depreciation)	735,512
Net purchases (sales)	(1,750,560)
Transfers in and/or out of Level 3 *	(456,437)
Balance as of September 30, 2009	$ 3,110,171

Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at September 30, 2009.	735,512

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 98.8%
Asset Backed Securities - 6.7%
$1,825,000	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 0.313%, 02/15/2013	$1,818,615
109,232	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-2, Class A6, 6.45%, 12/25/2027	96,738
600,000	Bayview Financial Acquisition Trust,
	Series 2007-A, 6.205%, 05/28/2037	408,932
	Capital One Multi-Asset Execution Trust:
175,000	Series 2006-9A, Class A9, 5.415%, 05/15/2013	174,283
275,000	Series 2003-A5, Class A5, 0.61%, 07/15/2013	274,320
350,000	Chase Issuance Trust,
	Series 2007-A15, Class A, 4.96%, 09/17/2012	363,928
29,198	CitiFinancial Mortgage Securities, Inc.,
	Series 2004-1, Class AF2, 2.645%, 04/25/2034	28,951
	Countrywide Asset-Backed Certificates:
185,957	Series 2006-S2, Class A2, 5.627%, 07/25/2027	140,795
1,362,775	Series 2006-S7, Class A2, 5.571%, 11/25/2035	447,608
576,500	Series 2005-10, Class AF6, 4.915%, 02/25/2036	320,065
27,532	Series 2005-13, Class AF2, 5.294%, 04/25/2036	27,193
1,000,000	Series 2005-13, Class AF3, 5.43%, 04/25/2036	730,244
337,572	Series 2006-S9, Class A3, 5.728%, 08/25/2036	143,300
1,000,000	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	915,611
1,300,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	652,880
616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	285,812
775,312	Credit-Based Asset Servicing and Security,
	Series 2005-CB3, 4.725%, 02/25/2033	705,431
	Discover Card Master Trust I:
1,075,000	Series 2005-2, Class A, 0.273%, 04/17/2012	1,074,789
650,000	Series 2003-3, Class A, 2.66%, 09/15/2012	648,979
7,857	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	7,182
407,858	GMAC Mortgage Corporation Loan Trust,
	Series 2005-HE3, Class A2, 0.416%, 02/25/2036	133,929
	Green Tree Financial Corporation:
72,322	Series 1993-4, Class A5, 7.05%, 01/15/2019	71,945
23,553	Series 1997-1, Class A5, 6.86%, 03/15/2028	23,257
73,379	Series 1997-4, Class A5, 6.88%, 02/15/2029	73,946
1,018,926	Series 1997-5, Class A6, 6.82%, 05/15/2029	991,300
851,098	Series 1998-3, Class A5, 6.22%, 03/01/2030	729,917
355,994	Series 1998-4, Class A5, 6.18%, 04/01/2030	325,461
250,000	MBNA Master Credit Card Trust,
	Series 2002-A3, Class A3, 0.559%, 09/15/2014	245,778
51,097	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	41,275
	Renaissance Home Equity Loan Trust:
267,884	Series 2005-1, Class AF6, 4.97%, 05/25/2035	219,191
819,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	527,471
708,120	Series 2006-3, Class AF2, 5.58%, 11/25/2036	621,281
500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	225,517
1,500,000	Series 2007-2, Class AF2, 5.675%, 06/25/2037	771,209
233,978	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	196,650
317,212	Residential Asset Securities Corporation,
	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	184,956
400,000	Stingray Pass-Thru Certificates,
	Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007, Cost $385,190) † **	200,000
1,744,702	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,013,397
		15,862,136
Financial - 19.6%
825,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	914,918
1,000,000	American General Finance,
	6.90%, 12/15/2017	699,381
150,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	110,926
500,000	Bancwest Corporation,
	8.30%, 01/15/2011	511,495
300,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	351,774
150,000	Bank Tokyo - Mitsubishi UFJ Ltd.,
	7.40%, 06/15/2011 f	164,344
200,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 11/30/2009)	136,292
400,000	Bear Stearns Cos., Inc., Series B,
	6.95%, 08/10/2012	445,274
1,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 f	400,000
170,000	Capmark Financial Group, Inc.,
	5.875%, 05/10/2012	40,087
250,000	CIT Group Funding Company of Canada,
	5.20%, 06/01/2015 f	195,548
	CIT Group, Inc. Senior Notes:
75,000	4.75%, 12/15/2010	51,812
250,000	7.625%, 11/30/2012	162,828
400,000	6.10%, 03/15/2067 (Callable 03/15/2017)	54,000
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2077 (Callable 12/21/2037)	622,125
825,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	826,304
500,000	Export-Import Bank Korea Notes,
	4.625%, 03/16/2010 f	505,672
500,000	Fifth Third Bank,
	4.20%, 02/23/2010	503,989
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 11/30/2009)	336,755
1,000,000	First Empire Capital Trust II,
	8.277%, 06/01/2027 (Callable 11/30/2009)	674,771
145,623	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	160,032
1,100,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,078,802
1,300,000	First Tennessee Capital I,
	8.07%, 01/06/2027	872,612
450,000	First Union Capital I, Series A,
	7.935%, 01/15/2027	449,747
2,100,000	GE Global Insurance Holding Corporation,
	7.50%, 06/15/2010	2,169,172
	GMAC LLC:
97,000	7.75%, 01/19/2010 (Acquired 04/29/2009; Cost $91,236) *	96,879
49,000	7.50%, 12/31/2013 (Acquired 12/21/2006 - 09/29/2008; Aggregate Cost $146,829) *	42,875
250,000	6.75%, 12/01/2014	210,628
59,000	8.00%, 12/31/2018 (Acquired 12/21/2006 - 09/29/2008; Aggregate Cost $195,425) *	44,545
	General Electric Capital Corporation Notes:
150,000	6.00%, 06/15/2012	160,654
1,000,000	5.625%, 09/15/2017	1,012,534
	General Motors Acceptance Corporation Notes:
75,000	7.75%, 01/19/2010	74,917
450,000	6.875%, 09/15/2011	423,490
1,627,000	Genworth Global Funding Trust,
	5.125%, 03/15/2011	1,623,891
425,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 - 09/29/2008; Aggregate Cost $419,835) *	407,651
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	114,798
	Goldman Sachs Group, Inc.:
100,000	5.15%, 01/15/2014	104,994
1,000,000	5.95%, 01/18/2018	1,037,472
530,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 05/19/2006 and 12/23/2008; Cost $31,689 and $500,000, respectively) *	592,902
800,000	Hartford Financial Services Group,
	8.125%, 06/15/2038 (Callable 06/15/2018)	712,000
175,000	HSBC Bank PLC Subordinated Notes,
	6.95%, 03/15/2011 f	183,653
250,000	HSBC Finance Corporation,
	7.00%, 05/15/2012	270,066
550,000	Huntington National Bank Notes,
	8.00%, 04/01/2010	551,563
	Invesco Ltd.: f
1,570,000	5.625%, 04/17/2012	1,603,129
1,110,000	5.375%, 12/15/2014	1,064,402
400,000	Istar Financial, Inc.,
	5.85%, 03/15/2017	209,000
125,000	J.P. Morgan Chase & Co.,
	7.00%, 11/15/2009	125,702
100,000	J.P. Morgan Chase Capital XV,
	5.875%, 03/15/2035	88,885
400,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	335,854
600,000	Key Bank NA,
	7.413%, 05/06/2015	601,124
	Lehman Brothers Holdings, Inc. Notes: @
100,000	6.625%, 01/18/2012	17,000
400,000	8.80%, 03/01/2015	68,000
	Liberty Mutual Group:
50,000	6.50%, 03/15/2035 (Acquired 09/29/2008; Cost $37,011) *	40,389
900,000	10.75%, 06/15/2058 (Callable 06/15/2038) (Acquired 05/21/2008 - 05/06/2009; Aggregate Cost $750,118) *	855,000
375,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $240,077) *	288,058
825,000	Lincoln National Corporation,
	6.05%, 04/20/2067 (Callable 04/20/2017)	556,875
	Manufacturer And Traders Trust Co.:
500,000	6.625%, 12/04/2017	513,226
265,000	5.585%, 12/28/2020 (Callable 12/28/2015) (Acquired 08/20/2009; Cost $193,838) *	219,085
1,450,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	1,508,953
700,000	MBIA Insurance Company,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $700,000) *	308,000
150,000	MBNA Capital, Series A,
	8.278%, 12/01/2026 (Callable 11/30/2009)	146,250
	Merrill Lynch & Company:
100,000	5.00%, 02/03/2014	100,512
600,000	6.875%, 04/25/2018	631,018
500,000	7.75%, 05/14/2038	563,459
520,000	M&I Marshall & Ilsley Bank Senior Unsecured Notes,
	5.30%, 09/08/2011	491,791
828,000	The Mony Group, Inc. Senior Unsecured Notes,
	8.35%, 03/15/2010	848,405
	Morgan Stanley Senior Unsecured Notes:
125,000	4.25%, 05/15/2010	127,074
800,000	5.625%, 01/09/2012	847,679
125,000	6.625%, 04/01/2018	132,178
400,000	National Australia Bank Ltd. Subordinated Notes, Series A,
	8.60%, 05/19/2010 f	419,634
75,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	82,258
871,000	National City Bank,
	6.20%, 12/15/2011	930,080
500,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	521,036
800,000	Nationwide Financial Services, Inc.,
	5.90%, 07/01/2012	818,639
1,459,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	1,411,407
750,000	Pricoa Global Funding I,
	2.066%, 06/04/2010 (Acquired 04/29/2009; Cost $706,345) *	745,352
1,550,000	Principal Life Income Funding,
	5.10%, 04/15/2014	1,596,987
950,000	Protective Life Corporation Senior Notes,
	4.30%, 06/01/2013	902,299
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047 (Callable 05/15/2027)	899,500
705,000	Royal Bank of Scotland Group PLC,
	5.00%, 11/12/2013 f	646,498
	Santander Financial Issuances: f
200,000	6.375%, 02/15/2011	203,766
100,000	7.25%, 11/01/2015	102,803
2,378,000	Schwab Capital Trust I,
	7.50%, 11/15/2067 (Callable 11/15/2017)	2,152,589
50,000	SLM Corporation Senior Unsecured Notes,
	5.625%, 08/01/2033	31,382
	Sovereign Bancorp, Inc.:
1,100,000	3.44%, 03/23/2010	1,098,609
643,000	8.75%, 05/30/2018	741,241
775,000	Travelers Companies, Inc.,
	6.25%, 03/15/2067	681,400
100,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	111,123
100,000	Unitrin, Inc. Senior Unsecured Notes,
	6.00%, 05/15/2017	81,309
1,400,000	Washington Mutual Preferred Funding Trust III,
	6.895%, 12/31/2049 (Callable 06/15/2012) (Acquired 12/12/2007 and 02/05/2008;
	Cost $726,398 and $136,077, respectively) * @	14,000
105,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015	111,229
		46,698,361
Industrial - 14.2%
408,544	Atlas Air, Inc. Pass-Thru Certificates,
	8.707%, 07/02/2021	294,151
	Bunge Ltd. Finance Corporation Notes:
150,000	5.35%, 04/15/2014	155,564
200,000	5.10%, 07/15/2015	198,732
150,000	CBS Corporation,
	7.70%, 07/30/2010	155,775
	Clear Channel Communications Notes:
375,000	4.50%, 01/15/2010	354,375
50,000	5.50%, 12/15/2016	18,750
275,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	312,087
175,000	Comcast Corporation,
	6.50%, 01/15/2017	192,074
500,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	596,033
	Continental Airlines, Inc. Pass-Thru Certificates:
190,849	Series 2000-2, Class C, 8.312%, 10/02/2012	169,856
56,384	Series 1997-4, 6.90%, 01/02/2018	52,437
	COX Communications Inc. Notes:
600,000	4.625%, 01/15/2010	605,471
800,000	5.45%, 12/15/2014	859,381
750,000	CSX Corporation,
	6.25%, 04/01/2015	829,307
325,000	Deutsche Telekom International Finance BV,
	8.25%, 06/15/2030 f	420,882
	Donnelley (R.R.) & Sons Co.:
1,100,000	8.60%, 08/15/2016	1,158,632
250,000	6.125%, 01/15/2017	235,703
381,366	Federal Express 1995 Corporation Pass-Thru Certificates,
	Series B2, 7.11%, 01/02/2014	381,366
500,000	First Data Corporation,
	9.875%, 09/24/2015 (Callable 09/30/2011)	461,875
600,000	Fiserv, Inc.,
	6.125%, 11/20/2012	650,302
350,000	Georgia Pacific LLC,
	9.50%, 12/01/2011	372,750
500,000	GTE Corporation,
	8.75%, 11/01/2021	626,296
1,175,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,116,250
	Hanson PLC Notes: f
1,150,000	7.875%, 09/27/2010	1,183,062
350,000	6.125%, 08/15/2016	322,000
100,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $104,490) *	104,655
350,000	Health Management Association,
	6.125%, 04/15/2016	325,500
	Historic TW, Inc.:
743,000	9.125%, 01/15/2013	862,783
92,000	6.875%, 06/15/2018	101,785
800,000	Humana Inc.,
	7.20%, 06/15/2018	809,654
825,000	International Paper Company,
	7.40%, 06/15/2014	907,938
425,000	Lafarge S.A. Senior Unsecured Notes,
	7.125%, 07/15/2036 f	406,687
300,000	Martin Marietta Materials, Inc.,
	6.25%, 05/01/2037	267,660
225,000	Masco Corporation,
	6.125%, 10/03/2016	213,275
250,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	250,624
	New Cingular Wireless Services, Inc. Senior Notes:
700,000	7.875%, 03/01/2011	759,664
350,000	8.75%, 03/01/2031	463,631
150,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013 (Callable 11/30/2009)	139,125
50,000	Pactiv Corporation Senior Unsecured Notes,
	7.95%, 12/15/2025	55,194
200,000	PCCW-HWT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f	205,612
100,000	PCCW-HKT Capital III Ltd.,
	5.25%, 07/20/2015 (Acquired 09/29/2008; Cost $85,076) * f	97,942
75,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/28/2008; Cost $73,429) * f	78,834
750,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010	798,750
1,100,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,131,866
1,240,000	Premcor Refining Group Senior Unsecured Notes,
	7.50%, 06/15/2015 (Callable 11/30/2009)	1,272,715
925,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	994,690
610,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007 - 04/08/2009; Aggregate Cost $540,753) * f	646,521
	Sprint Capital Corporation:
675,000	6.90%, 05/01/2019	604,125
300,000	8.75%, 03/15/2032	283,500
100,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017	99,673
	Telecom Italia Capital: f
340,000	4.95%, 09/30/2014	351,826
1,425,000	7.20%, 07/18/2036	1,610,066
300,000	Telefonica Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	336,920
	Time Warner, Inc.:
450,000	7.625%, 04/15/2031	504,333
95,000	7.70%, 05/01/2032	107,425
25,000	Time Warner Entertainment Senior Notes,
	8.875%, 10/01/2012	28,947
500,000	Transocean, Ltd.,
	6.80%, 03/15/2038 f	572,381
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037 f	513,919
	Tyco International Finance: f
125,000	6.375%, 10/15/2011	134,750
50,000	6.00%, 11/15/2013	53,617
	United Airlines, Inc. Pass-Thru Certificates:
156,769	Series 1991-A, Class A-2, 10.02%, 03/22/2014	42,327
686,771	Series 2000-2, Class C, 7.762%, 10/01/2049	666,168
1,000,000	Unitedhealth Group, Inc. Senior Unsecured Notes,
	6.00%, 02/15/2018	1,050,846
488,370	US Airways Pass-Thru Trust,
	Series 1998-1, Class B, 7.35%, 07/30/2019 † **	368,563
322,000	USX Corporation,
	9.125%, 01/15/2013	362,037
	Vale Overseas Limited: f
100,000	8.25%, 01/17/2034	119,144
250,000	6.875%, 11/21/2036	258,633
350,000	Verizon New York Inc. Senior Unsecured Notes,
	8.625%, 11/15/2010	375,705
150,000	Viacom, Inc. Senior Notes,
	6.25%, 04/30/2016	161,784
	Vodafone Group PLC: f
400,000	5.50%, 06/15/2011	424,856
500,000	6.15%, 02/27/2037	534,669
500,000	Vulcan Materials,
	7.15%, 11/30/2037	537,489
75,000	Wellpoint Inc.,
	5.95%, 12/15/2034	75,090
1,000,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $999,690) * f	1,122,548
		33,919,557
Mortgage Backed Securities - 35.0%
	Bank of America Alternative Loan Trust:
134,702	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	117,346
143,753	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	134,768
306,392	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	262,731
115,223	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	85,949
285,428	Series 2006-5, Class CB7, 6.00%, 06/25/2046	236,251
	Chase Mortgage Finance Corporation:
80,385	Series 2003-S13, Class A11, 5.50%, 11/25/2033	80,745
700,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	488,576
103,232	Citicorp Mortgage Securities, Inc.,
	Series 2004-4, Class A5, 5.50%, 06/25/2034	101,431
	Citigroup Mortgage Loan Trust, Inc.:
177,421	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	152,139
291,112	Series 2005-9, Class 22A2, 6.00%, 11/25/2035	225,811
	Countrywide Alternative Loan Trust:
565,313	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	450,327
904,405	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	639,866
195,758	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	163,458
1,300,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	936,875
1,342,102	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	923,038
431,974	Series 2006-J2, Class A3, 6.00%, 04/25/2036	357,403
91,726	CS First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	83,521
117,466	Deutsche Alternative Securities Inc. Mortgage,
	Series 2005-4, Class A2, 5.05%, 09/25/2035	113,489
355,959	Deutsche Securities Inc. Mortgage,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	202,095
	Federal Gold Loan Mortgage Corporation (FGLMC):
399,379	5.50%, 11/01/2017	427,312
422,998	5.00%, 12/01/2020	447,683
751,614	5.00%, 05/01/2021	795,478
156,273	6.00%, 06/01/2021	166,809
118,187	6.50%, 12/01/2028	127,462
55,724	6.50%, 06/01/2029	60,062
2,954,767	5.50%, 04/01/2037	3,097,119
	Federal Home Loan Mortgage Corporation (FHLMC):
297,674	Series 3122, Class VA, 6.00%, 01/15/2017	319,005
2,621,510	Series R010, Class VA, 5.50%, 04/15/2017	2,810,297
1,468,396	Series R010, Class AB, 5.50%, 12/15/2019	1,531,488
13,220	Series 1053, Class G, 7.00%, 03/15/2021	14,240
29,224	Series 136, Class E, 6.00%, 04/15/2021	30,840
232,738	Series 2804, Class VC, 5.00%, 07/15/2021	250,287
24,542	Series 1122, Class G, 7.00%, 08/15/2021	26,252
55,682	Series 1186, Class I, 7.00%, 12/15/2021	55,663
124,794	Series 3132, Class MA, 5.50%, 12/15/2023	130,063
32,796	Series 2598, Class QC, 4.50%, 06/15/2027	32,802
	Federal National Mortgage Association (FNMA):
1,509,633	5.50%, 03/01/2023	1,602,700
618,377	5.50%, 07/01/2023	656,499
862,338	5.50%, 12/01/2023	915,500
216,118	6.00%, 03/01/2026	230,354
1,201,815	5.00%, 05/01/2028	1,255,238
94,712	6.50%, 09/01/2028	102,500
187,541	6.50%, 02/01/2029	202,962
141,187	5.50%, 01/01/2032	148,761
6,551,692	5.50%, 04/01/2034	6,892,926
3,973,922	5.50%, 04/01/2034	4,183,910
160,999	5.50%, 02/01/2035	169,183
4,585,227	5.50%, 02/01/2035	4,818,309
4,440,793	5.00%, 02/01/2036	4,603,344
13,274,072	5.50%, 04/01/2036	13,940,541
1,661,423	6.00%, 08/01/2037	1,750,828
11,663	Series 1989-94, Class G, 7.50%, 12/25/2019	13,062
51,344	Series 1990-15, Class J, 7.00%, 02/25/2020	55,965
9,787	Series 1991-21, Class J, 7.00%, 03/25/2021	10,790
183,454	Series 1991-43, Class J, 7.00%, 05/25/2021	202,961
245,943	Series 1991-65, Class Z, 6.50%, 06/25/2021	266,827
356,725	Series 1992-129, Class L, 6.00%, 07/25/2022	373,670
928,720	Series 2003-33, Class LD, 4.25%, 09/25/2022	961,945
73,403	Series 1993-32, Class H, 6.00%, 03/25/2023	79,115
391,071	Series 1993-58, Class H, 5.50%, 04/25/2023	422,372
40,789	Series 2003-31, Class KG, 4.50%, 12/25/2028	41,000
1,761,912	Series 2002-85, Class PD, 5.50%, 05/25/2031	1,823,607
31,289	Series 2003-44, Class AB, 3.75%, 05/25/2033	31,869
777,539	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	732,511
673,162	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	687,256
1,500,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	1,422,539
	First Horizon Alternative Mortgage Securities:
205,927	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	178,127
1,622,100	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	921,383
1,075,000	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	1,127,273
	GE Capital Commercial Mortgage Corporation:
1,151,272	Series 2000-1, Class A2, 6.496%, 01/15/2033	1,194,363
1,610,000	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,652,179
950,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	963,925
	GMAC Commercial Mortgage Securities, Inc.:
234,771	Series 2001-C1, Class A2, 6.465%, 04/15/2034	243,313
1,750,000	Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,749,382
	Government National Mortgage Association (GNMA):
110,262	6.00%, 12/20/2028	117,963
42,219	6.50%, 01/20/2029	45,632
101,839	6.00%, 11/20/2033	108,854
523,291	Series 2003-2, Class PB, 5.50%, 03/20/2032	545,608
	J.P. Morgan Alternative Loan Trust:
1,469,168	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	1,259,811
244,107	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	159,446
300,000	Series 2006-S3, Class A3A, 6.00%, 08/25/2036	178,015
	J.P. Morgan Mortgage Trust:
850,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	542,312
950,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	675,995
	Master Alternative Loans Trust:
735,997	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	698,048
468,291	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	442,649
152,818	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	130,659
129,142	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	120,754
202,308	Residential Accredit Loans, Inc.,
	Series 2005-QS2, Class A1, 5.50%, 02/25/2035	164,587
	Salomon Brothers Mortgage Securities VII:
199,704	Series 2000-C1, Class A2, 7.52%, 12/18/2009	200,187
1,816,617	Series 2001-C2, Class A3, 6.50%, 10/13/2011	1,918,780
925,195	Series 2000-C2, Class A2, 7.455%, 07/18/2033	935,128
1,250,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,286,897
	Washington Mutual, Inc. Pass-Thru Certificates:
282,633	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	282,192
499,919	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	493,670
162,036	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	148,263
261,027	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	259,722
		83,422,842
Taxable Municipal Bonds - 0.9%
2,610,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023	2,030,789
45,046	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	42,522
		2,073,311
Utilities - 9.1%
500,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	5.75%, 10/15/2019 (Acquired 09/22/2009; Cost $498,175) *	499,650
1,200,000	Ameren Corporation,
	8.875%, 05/15/2014	1,348,855
300,000	Appalachian Power Company Senior Unsecured Notes,
	6.70%, 08/15/2037	332,643
1,000,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,210,734
165,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	165,000
950,000	Commonwealth Edison,
	5.40%, 12/15/2011	1,017,707
600,000	Constellation Energy Group Inc.,
	4.55%, 06/15/2015	584,693
500,000	Encana Corporation,
	6.50%, 05/15/2019 f	555,077
500,000	Enel Finance International,
	6.80%, 09/15/2037 (Acquired 09/13/2007 and 09/29/2008; Cost $398,940 and $99,957, respectively) * f	580,375
150,000	Energy Transfer Partners,
	5.65%, 08/01/2012	158,179
225,000	Exelon Corporation Senior Unsecured Notes,
	5.625%, 06/15/2035	216,874
1,000,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 (Callable 09/01/2017)	980,000
542,572	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 11/21/2008; Cost $520,771) *	537,928
	Kinder Morgan Energy Partners Senior Notes:
100,000	6.50%, 02/01/2037	101,661
250,000	6.95%, 01/15/2038	268,520
535,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	509,587
54,686	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $54,686) *	54,902
115,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	114,408
1,000,000	Marathon Oil Corporation Senior Unsecured Notes,
	7.50%, 02/15/2019	1,153,427
800,000	MidAmerican Funding, LLC,
	6.75%, 03/01/2011	847,649
100,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	109,489
	National Rural Utilities Senior Unsecured Notes:
200,000	7.25%, 03/01/2012	220,878
600,000	10.375%, 11/01/2018	793,540
	Nisource Finance Corporation:
536,000	6.15%, 03/01/2013	561,284
1,583,000	5.40%, 07/15/2014	1,608,673
800,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	856,864
475,000	Pepco Holdings, Inc., Senior Notes,
	6.125%, 06/01/2017	490,043
1,700,000	PPL Energy Supply LLC Senior Unsecured Notes,
	6.20%, 05/15/2016	1,783,412
100,000	PPL Energy Supply, LLC Bonds, Series A,
	5.70%, 10/15/2015	104,555
577,000	PSE&G Power LLC,
	5.32%, 09/15/2016	591,546
500,000	Public Service Company Of New Mexico,
	7.95%, 05/15/2018	504,294
284,470	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	329,035
300,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $299,502) *	308,970
1,100,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,167,553
	Williams Cos. Inc. Notes:
175,000	7.125%, 09/01/2011	185,557
690,000	7.875%, 09/01/2021	746,346
80,000	7.50%, 01/15/2031	81,711
		21,681,619
U.S. Treasury Obligations - 13.3%
	U.S. Treasury Bonds:
22,050,000	6.25%, 08/15/2023	27,638,308
3,575,000	5.25%, 11/15/2028	4,150,353
		31,788,661
	TOTAL LONG-TERM INVESTMENTS (Cost $233,165,770)	235,446,487
Shares
SHORT-TERM INVESTMENTS - 2.1%
Money Market Mutual Funds - 2.1%
4,872,956	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	4,872,956
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,872,956)	4,872,956
Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING - 13.2%
Commercial Paper - 0.1%
390,067	Atlantic East Funding LLC, 3.059%, 03/25/10 † **	216,129
	TOTAL COMMERCIAL PAPER (Cost $390,067)	216,129
Shares
Investment Companies - 13.0%
30,689,853	Mount Vernon Securities Lending Trust Prime Portfolio	30,689,853
360,429	Reserve Primary Fund † **	304,630
	TOTAL INVESTMENT COMPANIES (Cost $31,050,282)	30,994,483

Other Investments - 0.1%
	Support Agreement** ^ α	148,496
	Retained Securities Lending Income ∞	25,442
	Cash Contribution from Transfer Agent/ Administrator €	55,799
	TOTAL OTHER INVESTMENTS (Cost $0)	229,737

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $31,440,349)	31,440,349
	Total Investments (Cost $269,479,075) - 114.1%	271,759,792
	Liabilities in Excess of Other Assets - (14.1)%	(33,526,373)
	TOTAL NET ASSETS - 100.0%	$238,233,419

*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
^	Non-Income Producing
@	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.
∞	The Fund deposited its securities lending income into a reserve account from July 2008 through January 2009, which reserve may be used to cover additional losses by the Fund on its investment in Atlantic East Funding, LLC after applying amounts payable under the support agreement (see note α).
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund, which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 15,662,136	$ 200,000	$ 15,862,136
Corporate Debt Securities	-	101,930,974	368,563	102,299,537
Mortgage Backed Securities	-	83,422,842	-	83,422,842
Taxable Municipal Bonds	-	2,073,311	-	2,073,311
U.S. Treasury Obligations	-	31,788,661	-	31,788,661
Total Fixed Income	-	234,877,924	568,563	235,446,487

Short-Term Investments
Money Market Mutual Funds	4,872,956	-	-	4,872,956
Total Short-Term Investments	4,872,956	-	-	4,872,956

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	216,129	-	216,129
Money Market Mutual Funds	30,689,853	-	304,630	30,994,483
Other Investments	81,241	148,496	-	229,737
Total Investments Purchased with
Cash Proceeds from Securities Lending	30,771,094	364,625	304,630	31,440,349

Total Investments in Securities	$ 35,644,050	$ 235,242,549	$ 873,193	$ 271,759,792

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$ 1,211,045
Accrued discounts/premiums	-
Realized gain (loss)	14,671
Change in unrealized appreciation (depreciation)	150,590
Net purchases (sales)	(436,430)
Transfers in and/or out of Level 3 *	(66,683)
Balance as of September 30, 2009	$ 873,193

Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at September 30, 2009.	150,590

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird LargeCap Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.6%
	Aerospace & Defense - 2.2%
8,569	ITT Industries, Inc.	$446,873
	Air Freight & Logistics - 2.2%
7,557	C.H. Robinson Worldwide, Inc.	436,417
	Auto Components - 1.2%
9,290	Johnson Controls, Inc.	237,452
	Biotechnology - 1.7%
2,300	Cephalon, Inc.*	133,952
4,312	Gilead Sciences, Inc.*	200,853
		334,805
	Capital Markets - 4.1%
5,494	Northern Trust Corporation	319,531
4,891	State Street Corporation	257,266
5,414	T. Rowe Price Group, Inc.	247,420
		824,217
	Chemicals - 4.8%
10,605	Ecolab, Inc.	490,269
5,663	Praxair, Inc.	462,611
		952,880
	Commercial Banks - 1.1%
7,775	Wells Fargo & Company	219,099
	Communications Equipment - 7.1%
29,323	Corning Incorporated	448,935
20,000	Juniper Networks, Inc.*	540,400
6,400	Research In Motion Limited* f	432,320
		1,421,655
	Computers & Peripherals - 5.5%
37,656	EMC Corporation*	641,658
9,775	Hewlett-Packard Company	461,478
		1,103,136
	Diversified Financial Services - 2.1%
9,459	J.P. Morgan Chase & Co.	414,493
	Diversified Supply Services - 2.5%
18,910	Iron Mountain Incorporated*	504,141
	Electrical Equipment - 2.2%
10,982	Emerson Electric Company	440,159
	Electronic Equipment & Instruments - 1.5%
11,025	Agilent Technologies, Inc.*	306,826
	Energy Equipment & Services - 1.2%
3,862	Schlumberger Limited f	230,175
	Food & Staples Retailing - 2.8%
4,365	Costco Wholesale Corporation	246,448
12,946	Sysco Corporation	321,708
		568,156
	Health Care Equipment & Supplies - 3.3%
8,016	Baxter International, Inc.	456,992
18,425	Boston Scientific Corporation*	195,121
		652,113
	Health Care Providers & Services - 2.3%
5,900	Express Scripts, Inc.*	457,722
	Hotels, Restaurants & Leisure - 0.8%
7,850	International Game Technology	168,618
	Industrial Conglomerates - 1.5%
15,325	ABB Limited - ADR f	307,113
	Internet & Catalog Retail - 1.1%
2,425	Amazon.com, Inc.*	226,398
	Internet Software & Services - 2.6%
1,049	Google, Inc. - Class A*	520,147
	IT Services - 3.7%
5,825	Infosys Technologies Limited - ADR f	282,454
24,583	Western Union Company	465,111
		747,565
	Life Science Tools & Services - 1.7%
7,946	Thermo Fisher Scientific, Inc.*	347,002
	Machinery - 4.4%
8,417	Danaher Corporation	566,632
7,259	Illinois Tool Works, Inc.	310,032
		876,664
	Media - 1.3%
9,730	The Walt Disney Co.	267,186
	Metals & Mining - 1.3%
2,550	POSCO - ADR f	265,047
	Multiline Retail - 4.2%
8,960	Kohl's Corporation*	511,168
6,895	Target Corporation	321,859
		833,027
	Oil, Gas & Consumable Fuels - 3.0%
3,310	Anadarko Petroleum Corporation	207,636
9,375	Southwestern Energy Company*	400,125
		607,761
	Pharmaceutical - 1.1%
3,975	Allergan, Inc.	225,621
	Semiconductor & Semiconductor Equipment - 6.9%
23,790	Altera Corporation	487,933
35,000	Applied Materials, Inc.	469,000
7,732	Broadcom Corporation - Class A*	237,295
8,237	Texas Instruments Incorporated	195,135
		1,389,363
	Software - 4.1%
13,380	Adobe Systems, Incorporated*	442,075
9,411	Citrix Systems, Inc.*	369,194
		811,269
	Specialty Retail - 3.5%
10,799	Lowe's Companies, Inc.	226,131
20,379	Staples, Inc.	473,200
		699,331
	Textiles, Apparel & Luxury Goods - 1.5%
4,525	NIKE, Inc.	292,767
	Trading Companies & Distributors - 2.1%
11,022	Fastenal Company	426,551
	TOTAL COMMON STOCKS (Cost $16,034,597)	18,561,749

	SHORT-TERM INVESTMENTS - 7.5%
	Money Market Fund - 7.5%
1,501,939	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	1,501,939
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,501,939)	1,501,939

Principal Amount		Value
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 22.7%
	Commercial Paper - 0.6%
226,046	Atlantic East Funding LLC, 3.059%, 03/25/10 † **	125,248
	TOTAL COMMERCIAL PAPER (Cost $226,046)	125,248
Shares
	Investment Companies - 21.5%
4,261,018	Mount Vernon Securities Lending Trust Prime Portfolio	4,261,018
55,823	Reserve Primary Fund † **	47,181
	TOTAL INVESTMENT COMPANIES (Cost $4,316,841)	4,308,199

	Other Investments - 0.6%
	Support Agreement *α **	86,055
	Retained Securities Lending Income ∞	11,123
	Cash Contribution from Transfer Agent/Administrator €	8,642
	TOTAL OTHER INVESTMENTS (Cost $0)	105,820

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $4,542,887)	4,539,267
	Total Investments (Cost $22,079,423) - 122.8%	24,602,955
	Liabilities in Excess of Other Assets - (22.8)%	(4,562,561)
	TOTAL NET ASSETS - 100.0%	$20,040,394

*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.
∞	The Fund deposited its securities lending income into a reserve account from July 2008 through January 2009, which reserve may be used to cover additional losses by the Fund on its investment in Atlantic East Funding, LLC after applying amounts payable under the support agreement (see note α).
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund, which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Aerospace & Defense	$ 446,873	$ -	$ -	$ 446,873
Air Freight & Logistics	436,417	-	-	436,417
Auto Components	237,452	-	-	237,452
Biotechnology	334,805	-	-	334,805
Capital Markets	824,217	-	-	824,217
Chemicals	952,880	-	-	952,880
Commercial Banks	219,099	-	-	219,099
Communications Equipment	1,421,655	-	-	1,421,655
Computers & Peripherals	1,103,136	-	-	1,103,136
Diversified Financial Services	414,493	-	-	414,493
Diversified Supply Services	504,141	-	-	504,141
Electrical Equipment	440,159	-	-	440,159
Electronic Equipment & Instruments	306,826	-	-	306,826
Energy Equipment & Services	230,175	-	-	230,175
Food & Staples Retailing	568,156	-	-	568,156
Health Care Equipment & Supplies	652,113	-	-	652,113
Health Care Providers & Services	457,722	-	-	457,722
Hotels, Restaurants & Leisure	168,618	-	-	168,618
Internet & Catalog Retail	226,398	-	-	226,398
Internet Software & Services	520,147	-	-	520,147
IT Services	747,565	-	-	747,565
Life Science Tools & Services	347,002	-	-	347,002
Machinery	876,664	-	-	876,664
Management Consulting Services	307,113	-	-	307,113
Media	267,186	-	-	267,186
Metals & Mining	265,047	-	-	265,047
Multiline Retail	833,027	-	-	833,027
Oil, Gas & Consumable Fuels	607,761	-	-	607,761
Pharmaceutical	225,621	-	-	225,621
Semiconductor & Semiconductor Equipment	1,389,363	-	-	1,389,363
Software	811,269	-	-	811,269
Specialty Retail	699,331	-	-	699,331
Textiles, Apparel & Luxury Goods	292,767	-	-	292,767
Trading Companies & Distributors	426,551	-	-	426,551
Total Equity	$18,561,749	-	-	18,561,749

Short-Term Investments
Money Market Mutual Funds	1,501,939	-	-	1,501,939
Total Short-Term Investments	1,501,939	-	-	1,501,939

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	125,248	-	125,248
Money Market Mutual Funds	4,261,018	-	47,181	4,308,199
Other Investments	19,765	86,055	-	105,820
Total Investments Purchased with
Cash Proceeds from Securities Lending	4,280,783	211,303	47,181	4,539,267

Total Investments in Securities	$ 24,344,471	$ 211,303	$ 47,181	$ 24,602,955

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$ 109,173
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(61,992)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2009	$ 47,181

Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at September 30, 2009.	-

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.5%
	Air Freight & Logistics - 0.9%
7,104	Expeditors International of Washington, Inc.	$249,706
	Biotechnology - 1.7%
7,682	Cephalon, Inc.*	447,400
	Capital Markets - 4.2%
12,806	Eaton Vance Corporation	358,440
3,588	Greenhill & Co., Inc.	321,413
18,125	Invesco Limited f	412,525
		1,092,378
	Chemicals - 4.0%
12,033	Airgas, Inc.	582,036
10,232	Ecolab, Inc.	473,025
		1,055,061
	Commercial Banks - 1.9%
10,688	PrivateBancorp, Inc.	261,428
12,782	Zions Bancorporation	229,693
		491,121
	Commercial Services & Supplies - 1.1%
5,815	Stericycle, Inc.*	281,737
	Communications Equipment - 1.6%
10,355	F5 Networks, Inc.*	410,369
	Computers & Peripherals - 2.4%
23,424	NetApp, Inc.*	624,952
	Construction & Engineering - 1.1%
8,848	Foster Wheeler Ltd* f	282,340
	Containers & Packaging - 2.0%
13,795	AptarGroup, Inc.	515,381
	Distributors - 1.9%
26,325	LKQ Corporation*	488,065
	Diversified Supply Services - 1.2%
11,408	Iron Mountain Incorporated*	304,137
	Electrical Equipment - 2.0%
10,352	Roper Industries, Inc.	527,745
	Electronic Component - 1.6%
10,895	Dolby Laboratories, Inc.*	416,080
	Energy Equipment & Services - 5.3%
13,899	Cameron International Corporation*	525,660
9,505	Oceaneering International, Inc.*	539,409
10,855	Smith International, Inc.	311,538
		1,376,607
	Food Products - 1.3%
10,467	McCormick & Co, Incorporated	355,250
	Health Care Equipment & Supplies - 1.7%
4,925	IDEXX Laboratories, Inc.*	246,250
6,200	Thoratec Corporation*	187,674
		433,924
	Health Care Providers & Services - 1.2%
15,025	Allscripts-Misys Healthcare Solutions, Inc.	304,557
	Health Care Technology - 1.6%
18,725	MedAssets Inc.*	422,623
	Hotels Restaurants & Leisure - 3.9%
9,450	Buffalo Wild Wings Inc.*	393,215
17,275	Burger King Holdings Inc.	303,867
7,075	WMS Industries Inc.*	315,262
		1,012,344
	Household Products - 1.3%
6,050	Church & Dwight Co., Inc.	343,277
	Internet Software & Services - 2.2%
29,417	Akamai Technologies, Inc.*	578,926
	IT Services - 7.9%
11,244	Alliance Data Systems Corporation*	686,784
10,149	Fiserv, Inc.*	489,182
8,525	Global Payments Inc.	398,117
17,160	Paychex, Inc.	498,498
		2,072,581
	Life Sciences Tools & Services - 7.2%
20,425	ICON PLC* - ADR f	500,208
9,675	Illumina, Inc.*	411,187
12,300	Life Technologies Corporation*	572,565
4,350	Mettler-Toledo International Inc.*	394,067
		1,878,027
	Machinery - 7.2%
11,870	Bucyrus International, Inc. - Class A	422,810
15,553	Harsco Corporation	550,732
17,775	IDEX Corporation	496,811
11,074	Wabtec Corporation	415,607
		1,885,960
	Media - 2.4%
22,620	Lamar Advertising Co. - Class A*	620,693
	Oil & Gas - 1.7%
17,225	Goodrich Petroleum Corporation*	444,577
	Personal Products - 1.3%
5,100	Chattem, Inc.*	338,691
	Road & Rail - 1.6%
12,795	J.B. Hunt Transport Services, Inc.	411,103
	Semiconductor & Semiconductor Equipment - 6.0%
22,425	Altera Corporation	459,937
19,188	Microchip Technology Incorporated	508,482
17,900	Varian Semiconductor Equipment Associates, Inc.*	587,836
		1,556,255
	Software - 5.1%
7,725	ANSYS, Inc.*	289,456
14,589	Citrix Systems, Inc.*	572,326
8,250	Salesforce.com, Inc.*	469,673
		1,331,455
	Specialty Retail - 7.1%
21,206	Dick's Sporting Goods, Inc.*	475,014
19,620	PetSmart, Inc.	426,735
11,700	Tractor Supply Company*	566,514
12,650	Urban Outfitters, Inc.*	381,651
		1,849,914
	Trading Companies & Distributors - 2.9%
12,151	Fastenal Company	470,244
5,275	Watsco, Inc.	284,375
		754,619
	TOTAL COMMON STOCKS (Cost $22,068,486)	25,157,855

	SHORT-TERM INVESTMENTS - 3.8%
	Money Market Fund - 3.8%
993,319	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	993,319
	TOTAL SHORT-TERM INVESTMENTS (Cost $993,319)	993,319

Principal Amount		Value
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 47.1%
	Commercial Paper - 0.7%
318,206	Atlantic East Funding LLC, 3.059%, 03/25/10 † **	176,312
	TOTAL COMMERCIAL PAPER (Cost $318,206)	176,312
Shares
	Investment Companies - 45.8%
11,878,147	Mount Vernon Securities Lending Trust Prime Portfolio	11,878,147
67,451	Reserve Primary Fund † **	57,009
	TOTAL INVESTMENT COMPANIES (Cost $11,945,598)	11,935,156

	Other Investments - 0.6%
	Support Agreement *α **	121,139
	Retained Securities Lending Income ∞	20,755
	Cash Contribution from Transfer Agent/Administrator €	10,442
	TOTAL OTHER INVESTMENTS (Cost $0)	152,336

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $12,263,804)	12,263,804
	Total Investments (Cost $35,325,609) - 147.4%	38,414,978
	Liabilities in Excess of Other Assets - (47.4)%	(12,349,430)
	TOTAL NET ASSETS - 100.0%	$26,065,548

*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.
∞	The Fund deposited its securities lending income into a reserve account from July 2008 through January 2009, which reserve may be used to cover additional losses by the Fund on its investment in Atlantic East Funding, LLC after applying amounts payable under the support agreement (see note α).
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund, which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Air Freight & Logistics	$ 249,706	$ -	$ -	$ 249,706
Biotechnology	447,400	-	-	447,400
Capital Markets	1,092,378	-	-	1,092,378
Chemicals	1,055,061	-	-	1,055,061
Commercial Banks	491,121	-	-	491,121
Commercial Services & Supplies	281,737	-	-	281,737
Communications Equipment	410,369	-	-	410,369
Computers & Peripherals	624,952	-	-	624,952
Construction & Engineering	282,340	-	-	282,340
Containers & Packaging	515,381	-	-	515,381
Distributors	488,065	-	-	488,065
Diversified Supply Services	304,137	-	-	304,137
Electrical Equipment	527,745	-	-	527,745
Electronic Component	416,080	-	-	416,080
Energy Equipment & Services	1,376,607	-	-	1,376,607
Food Products	355,250	-	-	355,250
Health Care Equipment & Supplies	433,924	-	-	433,924
Health Care Providers & Services	304,557	-	-	304,557
Health Care Technology	422,623	-	-	422,623
Hotels Restaurants & Leisure	1,012,344	-	-	1,012,344
Household Products	343,277	-	-	343,277
Internet Software & Services	578,926	-	-	578,926
IT Services	2,072,581	-	-	2,072,581
Life Sciences Tools & Services	1,878,027	-	-	1,878,027
Machinery	1,885,960	-	-	1,885,960
Media	620,693	-	-	620,693
Oil & Gas	444,577	-	-	444,577
Personal Products	338,691	-	-	338,691
Road & Rail	411,103	-	-	411,103
Semiconductor & Semiconductor Equipment	1,556,255	-	-	1,556,255
Software	1,331,455	-	-	1,331,455
Specialty Retail	1,849,914	-	-	1,849,914
Trading Companies & Distributors	754,619	-	-	754,619
Total Equity	$25,157,855	-	-	25,157,855

Short-Term Investments
Money Market Mutual Funds	993,319	-	-	993,319
Total Short-Term Investments	993,319	-	-	993,319

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	176,312	-	176,312
Money Market Mutual Funds	11,878,147	-	57,009	11,935,156
Other Investments	31,197	121,139	-	152,336
Total Investments Purchased with
Cash Proceeds from Securities Lending	11,909,344	297,451	57,009	12,263,804

Total Investments in Securities	$ 38,060,518	$ 297,451	$ 57,009	$ 38,414,978

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$ 106,487
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(49,478)
Transfers in and/or out of Level 3 *	-
Balance as of September 30, 2009	$ 57,009

Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at September 30, 2009.	-

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

RiverFront Long-Term Growth Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 39.8%
	Aerospace & Defense - 2.3%
5,920	Esterline Technologies Corporation*	$232,123
2,296	L-3 Communications Holdings, Inc.	184,415
4,259	United Technologies Corporation	259,501
		676,039
	Beverages - 0.9%
4,597	The Coca-Cola Company	246,859
	Chemicals - 1.3%
2,766	Praxair, Inc.	225,955
5,199	Sensient Technologies Corporation	144,376
		370,331
	Commercial Banks - 1.1%
2,797	Cullen/Frost Bankers, Inc.	144,437
14,291	Valley National Bancorp	175,637
		320,074
	Commercial Services & Supplies - 0.5%
2,572	Manpower Inc.	145,858
	Communications Equipment - 2.1%
13,583	Cisco Systems, Inc.*	319,744
4,674	Harris Corporation	175,742
4,164	Polycom, Inc.*	111,387
		606,873
	Computers & Peripherals - 2.8%
2,279	Apple Inc.*	422,458
2,788	Hewlett-Packard Company	131,622
2,134	International Business Machines Corporation (IBM)	255,248
		809,328
	Containers & Packaging - 0.8%
4,875	Ball Corporation	239,850
	Distributors - 0.5%
4,966	WESCO International, Inc.*	143,021
	Diversified Financial Services - 2.0%
9,516	JPMorgan Chase & Co.	416,991
7,346	NASDAQ OMX Group, Inc.*	154,633
		571,624
	Electrical Equipment - 0.6%
4,960	Cooper Industries PLC - Class A	186,347
	Energy Equipment & Services - 1.6%
5,783	Hornbeck Offshore Services, Inc.*	159,380
6,752	Superior Energy Services, Inc.*	152,055
1,736	Transocean Ltd.*	148,480
		459,915
	Food & Staples Retailing - 1.0%
8,237	CVS Caremark Corporation	294,390
	Food Products - 1.2%
5,690	The Hain Celestial Group Inc.*	109,077
6,228	H.J. Heinz Company	247,563
		356,640
	Health Care Providers & Services - 3.3%
3,766	DaVita, Inc.*	213,306
2,909	Express Scripts, Inc.*	225,680
3,564	Henry Schein, Inc.*	195,699
1,476	Johnson & Johnson	89,874
3,278	Laboratory Corporation of America Holdings*	215,365
		939,924
	Hotels, Restaurants & Leisure - 1.4%
3,269	Darden Restaurants, Inc.	111,571
6,188	Jack in the Box Inc.*	126,792
5,772	Penn National Gaming, Inc.*	159,654
		398,017
	Insurance - 2.0%
2,912	Aflac, Inc.	124,459
9,228	HCC Insurance Holdings, Inc.	252,386
11,326	The Progressive Corporation*	187,785
		564,630
	IT Services - 0.8%
4,571	Fiserv, Inc.*	220,322
	Leisure Equipment & Products - 0.7%
7,060	Hasbro, Inc.	195,915
	Machinery - 1.4%
4,710	Dover Corporation	182,560
5,221	Illinois Tool Works, Inc.	222,989
		405,549
	Multiline Retail - 0.6%
3,799	Dollar Tree, Inc.*	184,935
	Multimedia - 0.4%
1,609	Factset Research Systems Inc.	106,580
	Office Electronics - 0.5%
6,068	Zebra Technologies Corporation - Class A*	157,343
	Oil & Gas - 3.8%
1,951	Chevron Corporation	137,409
3,094	Cimarex Energy Co.	134,032
3,420	Exxon Mobil Corporation	234,646
6,627	Forest Oil Corporation*	129,690
3,240	Marathon Oil Corporation	103,356
5,716	ONEOK, Inc.	209,320
3,302	XTO Energy, Inc.	136,439
		1,084,892
	Pharmaceuticals - 2.3%
7,656	Bristol-Myers Squibb Company	172,413
8,510	Endo Pharmaceuticals Holdings Inc.*	192,581
4,544	Merck & Co., Inc.	143,727
2,957	Wyeth	143,651
		652,372
	Real Estate Investment Trusts - 1.0%
5,800	Highwoods Properties, Inc.	182,410
5,932	Weingarten Realty Investors	118,165
		300,575
	Software - 0.6%
6,991	Amdocs Limited* f	187,918
	Specialty Retail - 1.7%
5,394	Best Buy Co., Inc.	202,383
7,863	Gamestop Corporation - Class A*	208,134
4,626	Lowe's Companies, Inc.	96,868
		507,385
	Tobacco - 0.6%
3,278	Philip Morris International Inc.	159,770
	TOTAL COMMON STOCKS (Cost $10,074,961)	11,493,276

	EXCHANGE-TRADED FUNDS - 56.5%
	Commodity - 6.3%
23,133	PowerShares DB Base Metals Fund	422,872
34,437	PowerShares DB Commodity Index Tracking Fund	759,680
17,953	PowerShares DB Precious Metals Fund	633,382
		1,815,934
	Energy - 1.3%
9,989	SPDR S&P Oil & Gas Exploration & Production ETF	385,775
	Financial Services - 2.8%
14,678	Financial Select Sector SPDR Fund	219,289
21,521	PowerShares International Dividend Achievers Portfolio	292,686
6,982	PowerShares QQQ	294,990
		806,965
	Health & Biotechnology - 2.4%
6,011	iShares U.S. Dow Jones Medical Equipment Index	302,594
5,109	PowerShares Dynamic Healthcare Sector Portfolio	109,179
5,034	SPDR S&P Biotech ETF	270,125
		681,898
	International Equity - 35.0%
5,606	iShares MSCI All Country Asia ex-Japan Index Fund	297,230
21,461	iShares MSCI Canada Index Fund	546,826
18,107	iShares MSCI EAFE Index Fund	990,453
9,978	iShares MSCI Emerging Markets Index	388,244
12,781	iShares MSCI Pacific ex-Japan Index Fund	518,014
21,480	iShares S&P Latin American 40 Index Fund	921,707
68,026	Vanguard Emerging Markets ETF	2,623,082
95,193	Vanguard Europe Pacific ETF	3,265,120
11,588	Vanguard European ETF	574,649
		10,125,325
	Internet & Telecom - 0.9%
5,359	Vanguard Information Technology Index ETF	267,414
	Mid Cap - 0.4%
1,482	iShares Morningstar Mid Growth Index Fund	104,451
	Real Estate - 0.5%
3,237	iShares Dow Jones U.S. Real Estate Index Fund	138,090
	Retail - 0.5%
4,556	SPDR S&P Retail ETF	155,496
	Small Cap - 5.5%
18,285	iShares S&P SmallCap 600 Index Fund	956,305
8,015	Vanguard FTSE All World ex-US Small-Cap ETF*	643,845
		1,600,150
	Technology - 0.9%
6,175	iShares S&P North American Technology-Software Index Fund*	268,921
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,631,830)	16,350,419

	SHORT-TERM INVESTMENTS - 6.9%
	Money Market Fund - 6.9%
1,998,789	Fidelity Institutional Government Portfolio	1,998,789
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,998,789)	1,998,789
	Total Investments (Cost $25,705,580) - 103.2%	29,842,484
	Liabilities in Excess of Other Assets - (3.2)%	(928,148)
	TOTAL NET ASSETS - 100.0%	$28,914,336

*	Non-Income Producing
f	Foreign Security

Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks
Aerospace & Defense	$ 676,039	$ -	$ -	$ 676,039
Beverages	246,859	-	-	246,859
Chemicals	370,331	-	-	370,331
Commercial Banks	320,074	-	-	320,074
Commercial Services & Supplies	145,858	-	-	145,858
Communications Equipment	606,873	-	-	606,873
Computers & Peripherals	809,328	-	-	809,328
Containers & Packaging	239,850	-	-	239,850
Distributors	143,021	-	-	143,021
Diversified Financial Services	571,624	-	-	571,624
Electrical Equipment	186,347	-	-	186,347
Energy Equipment & Services	459,915	-	-	459,915
Food & Staples Retailing	294,390	-	-	294,390
Food Products	356,640	-	-	356,640
Health Care Providers & Services	939,924	-	-	939,924
Hotels, Restaurants & Leisure	398,017	-	-	398,017
Insurance	564,630	-	-	564,630
IT Services	220,322	-	-	220,322
Leisure Equipment & Products	195,915	-	-	195,915
Machinery	405,549	-	-	405,549
Multiline Retail	184,935	-	-	184,935
Multimedia	106,580	-	-	106,580
Office Electronics	157,343	-	-	157,343
Oil & Gas	1,084,892	-	-	1,084,892
Pharmaceuticals	652,372	-	-	652,372
Real Estate Investment Trusts	300,575	-	-	300,575
Software	187,918	-	-	187,918
Specialty Retail	507,385	-	-	507,385
Tobacco	159,770	-	-	159,770
Total Common Stocks	11,493,276	-	-	11,493,276
Exchange-Traded Funds
Commodity	1,815,934	-	-	1,815,934
Energy	385,775	-	-	385,775
Financial Services	806,965	-	-	806,965
Health & Biotechnology	681,898	-	-	681,898
International Equity	10,125,325	-	-	10,125,325
Internet & Telecom	267,414	-	-	267,414
Mid Cap	104,451	-	-	104,451
Real Estate	138,090	-	-	138,090
Retail	155,496	-	-	155,496
Small Cap	1,600,150	-	-	1,600,150
Technology	268,921	-	-	268,921
Total Exchange-Traded Funds	16,350,419	-	-	16,350,419
Total Equity	27,843,695	-	-	27,843,695
Short-Term Investments
Money Market Mutual Fund	1,998,789	-	-	1,998,789
Total Short-Term Investments	1,998,789	-	-	1,998,789
Total Investments in Securities	$ 29,842,484	$ -	$ -	$ 29,842,484

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows:

	Short-Term Bond	Intermediate Bond	Intermediate Municipal Bond	Aggregate Bond	Core Plus Bond
Cost of investments	624,221,268	676,597,298	639,557,096	1,470,996,053	269,479,075
Gross unrealized appreciation	9,036,752	15,491,991	27,384,551	42,362,527	13,822,087
Gross unrealized depreciation	(10,087,613)	(17,318,964)	(51,272)	(52,922,659)	(11,541,370)
Net unrealized appreciation/depreciation	(1,050,861)	(1,826,973)	27,333,279	(10,560,132)	2,280,717

	LargeCap	MidCap	RiverFront Long-Term Growth
Cost of investments	22,079,423	35,325,609	25,705,580
Gross unrealized appreciation	3,035,996	4,450,178	4,191,752
Gross unrealized depreciation	(512,464)	(1,360,809)	(54,848)
Net unrealized appreciation	2,523,532	3,089,369	4,136,904

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By /s/ Mary Ellen Stanek
            Mary Ellen Stanek, President

Date    November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Mary Ellen Stanek
             Mary Ellen Stanek, President

Date   November 30, 2009

By  /s/ Leonard Rush
             Leonard Rush, Treasurer

Date    November 30, 2009